UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Discretionary Portfolio

September 30, 2007

1.807732.103

VCI-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
AUTO COMPONENTS - 1.8%
Auto Parts & Equipment - 1.8%
Johnson Controls, Inc.	1,800	$ 212,598
AUTOMOBILES - 2.6%
Automobile Manufacturers - 1.9%
General Motors Corp.	3,700	135,790
Renault SA	300	43,473
Toyota Motor Corp. sponsored ADR	400	46,744
		226,007
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	1,700	78,557
TOTAL AUTOMOBILES		304,564
DIVERSIFIED CONSUMER SERVICES - 1.8%
Education Services - 1.0%
Apollo Group, Inc. Class A (non-vtg.) (a)	2,000	120,300
Specialized Consumer Services - 0.8%
Sotheby's Class A (ltd. vtg.)	1,900	90,801
TOTAL DIVERSIFIED CONSUMER SERVICES		211,101
FOOD & STAPLES RETAILING - 2.8%
Food Retail - 0.7%
Susser Holdings Corp.	4,000	85,000
Hypermarkets & Super Centers - 2.1%
Costco Wholesale Corp.	3,900	239,343
TOTAL FOOD & STAPLES RETAILING		324,343
HOTELS, RESTAURANTS & LEISURE - 14.9%
Casinos & Gaming - 4.3%
International Game Technology	5,800	249,980
Las Vegas Sands Corp. (a)	1,100	146,762
Penn National Gaming, Inc. (a)	1,800	106,236
		502,978
Hotels, Resorts & Cruise Lines - 5.0%
Accor SA	1,600	142,052
Carnival Corp. unit	2,900	140,447
Hilton Hotels Corp.	4,000	185,960
Home Inns & Hotels Management, Inc. ADR	900	31,320
Starwood Hotels & Resorts Worldwide, Inc.	1,400	85,050
		584,829
Restaurants - 5.6%
McDonald's Corp.	11,900	648,193
TOTAL HOTELS, RESTAURANTS & LEISURE		1,736,000

	Shares	Value
HOUSEHOLD DURABLES - 1.5%
Homebuilding - 0.8%
D.R. Horton, Inc.	1,600	$ 20,496
Toll Brothers, Inc. (a)	3,300	65,967
		86,463
Household Appliances - 0.7%
The Stanley Works	500	28,065
Whirlpool Corp.	600	53,460
		81,525
TOTAL HOUSEHOLD DURABLES		167,988
INTERNET & CATALOG RETAIL - 3.4%
Catalog Retail - 1.2%
Liberty Media Corp. - Interactive Series A (a)	7,100	136,391
Internet Retail - 2.2%
Amazon.com, Inc. (a)	1,500	139,725
Blue Nile, Inc. (a)	1,100	103,532
Orbitz Worldwide, Inc.	1,500	16,935
		260,192
TOTAL INTERNET & CATALOG RETAIL		396,583
INTERNET SOFTWARE & SERVICES - 2.5%
Internet Software & Services - 2.5%
Google, Inc. Class A (sub. vtg.) (a)	400	226,908
LoopNet, Inc. (a)	3,200	65,728
		292,636
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.3%
Mattel, Inc.	1,300	30,498
Photographic Products - 0.4%
Eastman Kodak Co.	1,800	48,168
TOTAL LEISURE EQUIPMENT & PRODUCTS		78,666
MEDIA - 28.0%
Advertising - 2.3%
National CineMedia, Inc.	3,600	80,640
Omnicom Group, Inc.	4,000	192,360
		273,000
Broadcasting & Cable TV - 6.7%
Clear Channel Communications, Inc.	3,800	142,272
Comcast Corp. Class A	19,400	469,092
Grupo Televisa SA de CV (CPO) sponsored ADR	4,800	116,016
Time Warner Cable, Inc.	1,500	49,200
		776,580
Movies & Entertainment - 15.3%
Cinemark Holdings, Inc.	1,900	35,264
Live Nation, Inc. (a)	2,100	44,625
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
News Corp.:
Class A	15,941	$ 350,543
Class B	1,200	28,068
Regal Entertainment Group Class A	12,200	267,790
The Walt Disney Co.	8,900	306,071
Time Warner, Inc.	38,700	710,533
Viacom, Inc. Class B (non-vtg.) (a)	1,000	38,970
		1,781,864
Publishing - 3.7%
McGraw-Hill Companies, Inc.	4,800	244,368
R.H. Donnelley Corp. (a)	3,300	184,866
		429,234
TOTAL MEDIA		3,260,678
MULTILINE RETAIL - 10.8%
Department Stores - 4.7%
JCPenney Co., Inc.	2,700	171,099
Kohl's Corp. (a)	1,900	108,927
Macy's, Inc.	3,100	100,192
Nordstrom, Inc.	2,600	121,914
Sears Holdings Corp. (a)	300	38,160
		540,292
General Merchandise Stores - 6.1%
Family Dollar Stores, Inc.	1,000	26,560
Target Corp.	10,800	686,556
		713,116
TOTAL MULTILINE RETAIL		1,253,408
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Bare Escentuals, Inc.	3,000	74,610
SPECIALTY RETAIL - 20.6%
Apparel Retail - 4.8%
Abercrombie & Fitch Co. Class A	1,600	129,120
Casual Male Retail Group, Inc. (a)	6,750	60,480
Collective Brands, Inc. (a)	3,700	81,622
Gap, Inc.	3,800	70,072
TJX Companies, Inc.	4,800	139,536
Tween Brands, Inc. (a)	1,300	42,692
Urban Outfitters, Inc. (a)	1,700	37,060
		560,582
Automotive Retail - 0.7%
Advance Auto Parts, Inc.	1,500	50,340
Penske Auto Group, Inc.	1,800	36,432
		86,772

	Shares	Value
Computer & Electronics Retail - 1.0%
Best Buy Co., Inc.	2,650	$ 121,953
Home Improvement Retail - 7.0%
Home Depot, Inc.	12,884	417,957
Lowe's Companies, Inc.	12,000	336,240
Sherwin-Williams Co.	900	59,139
		813,336
Homefurnishing Retail - 0.6%
Williams-Sonoma, Inc.	2,000	65,240
Specialty Stores - 6.5%
Office Depot, Inc. (a)	1,800	37,116
PETsMART, Inc.	6,963	222,120
Staples, Inc.	15,950	342,766
Tiffany & Co., Inc.	2,900	151,815
		753,817
TOTAL SPECIALTY RETAIL		2,401,700
TEXTILES, APPAREL & LUXURY GOODS - 6.4%
Apparel, Accessories & Luxury Goods - 3.9%
Burberry Group PLC	4,500	60,497
Coach, Inc. (a)	6,400	302,528
G-III Apparel Group Ltd. (a)	3,205	63,106
Lululemon Athletica, Inc.	500	21,015
		447,146
Footwear - 2.5%
Deckers Outdoor Corp. (a)	1,273	139,775
Iconix Brand Group, Inc. (a)	4,800	114,192
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,712	37,835
		291,802
TOTAL TEXTILES, APPAREL & LUXURY GOODS		738,948
TOTAL COMMON STOCKS (Cost $10,610,901)		11,453,823
NET OTHER ASSETS - 1.6%		183,460
NET ASSETS - 100%		$ 11,637,283
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,992
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $10,641,357. Net unrealized appreciation aggregated $812,466, of which $1,472,945 related to appreciated investment securities and $660,479 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Staples Portfolio

September 30, 2007

1.856924.100

VCSP-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
BEVERAGES - 26.6%
Brewers - 5.6%
Grupo Modelo SA de CV Series C	100	$ 479
Heineken NV (Bearer)	1,910	125,343
InBev SA	1,070	96,981
Molson Coors Brewing Co. Class B	2,255	224,756
SABMiller PLC	3,380	96,275
		543,834
Distillers & Vintners - 2.5%
Brown-Forman Corp. Class B (non-vtg.)	315	23,597
Constellation Brands, Inc. Class A (sub. vtg.) (a)	50	1,211
Diageo PLC sponsored ADR	1,075	94,310
Pernod Ricard SA	570	124,386
		243,504
Soft Drinks - 18.5%
Coca-Cola Amatil Ltd.	2,750	21,972
Coca-Cola Femsa SA de CV sponsored ADR	670	28,750
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	1,430	83,655
Jones Soda Co. (a)	1,450	17,487
PepsiCo, Inc.	10,550	772,893
The Coca-Cola Co.	15,150	870,671
		1,795,428
TOTAL BEVERAGES		2,582,766
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Senomyx, Inc. (a)	2,000	24,500
FOOD & STAPLES RETAILING - 19.2%
Drug Retail - 8.7%
CVS Caremark Corp.	13,640	540,553
Rite Aid Corp. (a)	4,650	21,483
Walgreen Co.	5,900	278,716
		840,752
Food Distributors - 1.1%
Sysco Corp.	3,050	108,550
Food Retail - 4.8%
Kroger Co.	5,800	165,416
Safeway, Inc.	4,500	148,995
SUPERVALU, Inc.	2,100	81,921
The Great Atlantic & Pacific Tea Co. (a)	760	23,150
Whole Foods Market, Inc.	1,005	49,205
		468,687
Hypermarkets & Super Centers - 4.6%
Wal-Mart Stores, Inc.	10,150	443,048
TOTAL FOOD & STAPLES RETAILING		1,861,037

	Shares	Value
FOOD PRODUCTS - 13.3%
Agricultural Products - 2.5%
Archer-Daniels-Midland Co.	3,300	$ 109,164
Bunge Ltd.	830	89,184
Corn Products International, Inc.	510	23,394
Nutreco Holding NV	245	17,318
		239,060
Packaged Foods & Meats - 10.8%
BioMar Holding AS	250	10,999
Cadbury Schweppes PLC sponsored ADR	2,045	95,133
Chiquita Brands International, Inc. (a)	800	12,664
Dean Foods Co.	3,895	99,634
Groupe Danone	1,770	139,211
Industrias Bachoco SA de CV sponsored ADR	650	19,695
Kellogg Co.	1,035	57,960
Koninklijke Wessanen NV	70	1,031
Lindt & Spruengli AG	1	37,899
Marine Harvest ASA (a)	21,300	27,104
Nestle SA sponsored ADR	2,745	307,166
Smithfield Foods, Inc. (a)	790	24,885
TreeHouse Foods, Inc. (a)	100	2,705
Tyson Foods, Inc. Class A	1,850	33,023
Unilever NV (NY Shares)	5,925	182,786
		1,051,895
TOTAL FOOD PRODUCTS		1,290,955
HOTELS, RESTAURANTS & LEISURE - 0.5%
Restaurants - 0.5%
Panera Bread Co. Class A (a)	560	22,848
Starbucks Corp. (a)	950	24,890
		47,738
HOUSEHOLD PRODUCTS - 21.5%
Household Products - 21.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,500	22,450
Colgate-Palmolive Co.	5,435	387,624
Henkel KGaA	970	45,937
Procter & Gamble Co.	23,100	1,624,849
		2,080,860
PERSONAL PRODUCTS - 3.4%
Personal Products - 3.4%
Avon Products, Inc.	6,500	243,945
Bare Escentuals, Inc.	905	22,507
Herbalife Ltd.	700	31,822
Physicians Formula Holdings, Inc.	2,540	29,794
		328,068
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	720	47,304
Common Stocks - continued
	Shares	Value
TOBACCO - 11.6%
Altria Group, Inc.	6,500	$ 451,945
British American Tobacco PLC sponsored ADR	6,000	431,880
Japan Tobacco, Inc.	8	43,865
KT&G Corp.	610	47,659
Loews Corp. - Carolina Group	895	73,596
Souza Cruz Industria Comerico	2,950	76,140
		1,125,085
TOTAL COMMON STOCKS (Cost $8,832,764)		9,388,313
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 5.12% (b) (Cost $328,773)	328,773	328,773
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $9,161,537)	9,717,086
NET OTHER ASSETS - (0.2)%	(18,476)
NET ASSETS - 100%	$ 9,698,610
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,307
Total	$ 8,307
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $9,174,029. Net unrealized appreciation aggregated $543,057, of which $681,148 related to appreciated investment securities and $138,091 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Energy Portfolio

September 30, 2007

1.807722.103

VNR-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	10,149	$ 224,191
CONSTRUCTION & ENGINEERING - 1.1%
Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV (NY Shares)	11,800	508,108
Fluor Corp.	10,700	1,540,586
Jacobs Engineering Group, Inc. (a)	58,200	4,398,756
		6,447,450
ELECTRICAL EQUIPMENT - 1.7%
Electrical Components & Equipment - 0.2%
Energy Conversion Devices, Inc. (a)	5,600	127,232
First Solar, Inc.	1,400	164,836
Sunpower Corp. Class A (a)	1,900	157,358
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	9,900	395,010
		844,436
Heavy Electrical Equipment - 1.5%
Suzlon Energy Ltd.	44,913	1,643,299
Vestas Wind Systems AS (a)	93,183	7,361,595
		9,004,894
TOTAL ELECTRICAL EQUIPMENT		9,849,330
ENERGY EQUIPMENT & SERVICES - 32.3%
Oil & Gas Drilling - 8.7%
Atwood Oceanics, Inc. (a)	45,800	3,506,448
Diamond Offshore Drilling, Inc.	82,600	9,357,754
GlobalSantaFe Corp.	130,300	9,905,406
Noble Corp.	202,460	9,930,663
Pride International, Inc. (a)	202,700	7,408,685
Transocean, Inc. (a)	104,000	11,757,200
		51,866,156
Oil & Gas Equipment & Services - 23.6%
Acergy SA	15,200	451,440
Baker Hughes, Inc.	84,880	7,670,606
Cameron International Corp. (a)	31,700	2,925,593
Compagnie Generale de Geophysique SA (a)	10,100	3,300,356
Expro International Group PLC	12,600	253,444
Exterran Holdings, Inc. (a)	39,695	3,189,096
FMC Technologies, Inc. (a)	87,820	5,063,701
Global Industries Ltd. (a)	22,600	582,176
Grant Prideco, Inc. (a)	13,100	714,212
Halliburton Co.	11,600	445,440
NATCO Group, Inc. Class A (a)	1,300	67,275
National Oilwell Varco, Inc. (a)	259,239	37,460,036
Oceaneering International, Inc. (a)	88,200	6,685,560
Saipem SpA	14,700	627,189
Schlumberger Ltd. (NY Shares)	428,620	45,005,100
Smith International, Inc.	161,480	11,529,672

	Shares	Value
Subsea 7, Inc. (a)	14,500	$ 402,105
Superior Energy Services, Inc. (a)	108,300	3,838,152
W-H Energy Services, Inc. (a)	52,000	3,835,000
Weatherford International Ltd. (a)	79,400	5,334,092
WorleyParsons Ltd.	17,476	657,962
		140,038,207
TOTAL ENERGY EQUIPMENT & SERVICES		191,904,363
GAS UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	12,300	646,119
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	23,400	468,936
Constellation Energy Group, Inc.	5,900	506,161
NRG Energy, Inc. (a)	12,400	524,396
		1,499,493
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
McDermott International, Inc. (a)	51,900	2,806,752
MULTI-UTILITIES - 0.4%
Multi-Utilities - 0.4%
Sempra Energy	41,600	2,417,792
OIL, GAS & CONSUMABLE FUELS - 62.6%
Coal & Consumable Fuels - 3.5%
Alpha Natural Resources, Inc. (a)	5,600	130,088
Arch Coal, Inc.	98,050	3,308,207
CONSOL Energy, Inc.	160,300	7,469,980
Foundation Coal Holdings, Inc.	14,600	572,320
International Coal Group, Inc. (a)	8,100	35,964
Natural Resource Partners LP	2,700	84,186
Peabody Energy Corp.	184,600	8,836,802
		20,437,547
Integrated Oil & Gas - 27.9%
Chevron Corp.	189,880	17,768,970
ConocoPhillips	287,575	25,240,458
Exxon Mobil Corp.	979,511	90,663,541
Hess Corp.	103,800	6,905,814
Marathon Oil Corp.	142,900	8,148,158
Murphy Oil Corp.	14,500	1,013,405
Occidental Petroleum Corp.	141,500	9,067,320
Petroleo Brasileiro SA Petrobras sponsored ADR	62,400	4,711,200
Suncor Energy, Inc.	26,300	2,498,037
		166,016,903
Oil & Gas Exploration & Production - 20.3%
Aurora Oil & Gas Corp. (a)	198,107	285,274
Cabot Oil & Gas Corp.	436,118	15,333,909
Canadian Natural Resources Ltd.	39,700	3,016,322
Chesapeake Energy Corp. (d)	319,200	11,254,992
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Concho Resources, Inc.	111,300	$ 1,648,353
EOG Resources, Inc.	143,700	10,393,821
EXCO Resources, Inc. (a)	3,700	61,198
Goodrich Petroleum Corp. (a)	5,900	187,030
Kodiak Oil & Gas Corp. (a)	3,800	12,540
Mariner Energy, Inc. (a)	147,716	3,059,198
Newfield Exploration Co. (a)	12,600	606,816
Noble Energy, Inc.	58,600	4,104,344
Petrohawk Energy Corp. (a)	206,000	3,382,520
Plains Exploration & Production Co. (a)	132,400	5,854,728
Quicksilver Resources, Inc. (a)	168,784	7,941,287
Range Resources Corp.	452,200	18,386,452
Southwestern Energy Co. (a)	87,600	3,666,060
Talisman Energy, Inc.	89,300	1,753,674
Ultra Petroleum Corp. (a)	260,500	16,161,420
W&T Offshore, Inc.	45,900	1,119,042
Western Oil Sands, Inc. Class A (a)	49,000	1,918,612
XTO Energy, Inc.	170,900	10,568,456
		120,716,048
Oil & Gas Refining & Marketing - 8.7%
Petroplus Holdings AG	16,762	1,478,725
Sunoco, Inc.	73,500	5,202,330
Tesoro Corp.	77,500	3,566,550
Valero Energy Corp.	615,224	41,330,748
Western Refining, Inc.	5,300	215,074
		51,793,427
Oil & Gas Storage & Transport - 2.2%
Williams Companies, Inc.	387,350	13,193,141
TOTAL OIL, GAS & CONSUMABLE FUELS		372,157,066
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Semiconductors - 0.1%
LDK Solar Co. Ltd. Sponsored ADR	7,200	496,080
TOTAL COMMON STOCKS (Cost $403,796,508)		588,448,636
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 5.12% (b)	10,732,112	10,732,112
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	7,793,750	7,793,750
TOTAL MONEY MARKET FUNDS (Cost $18,525,862)		18,525,862
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 3.95%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $33,000)	$ 33,011	$ 33,000
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $422,355,370)	607,007,498
NET OTHER ASSETS - (2.2)%	(12,799,181)
NET ASSETS - 100%	$ 594,208,317
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$33,000 due 10/01/07 at 3.95%
ABN AMRO Bank N.V., New York Branch	$ 9,617
Banc of America Securities LLC	9,616
Barclays Capital, Inc.	6,828
Deutsche Bank Securities, Inc.	5,481
Morgan Stanley & Co., Inc.	83
UBS Securities LLC	1,375
$ 33,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 218,346
Fidelity Securities Lending Cash Central Fund	27,029
Total	$ 245,375
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $423,482,591. Net unrealized appreciation aggregated $183,524,907, of which $186,290,050 related to appreciated investment securities and $2,765,143 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

September 30, 2007

1.807734.103

VFS-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CAPITAL MARKETS - 16.6%
Asset Management & Custody Banks - 8.8%
Bank New York Mellon Corp.	10,200	$ 450,228
BlackRock Kelso Capital Corp.	3,200	46,400
EFG International	5,250	247,133
Fortress Investment Group LLC (d)	5,100	108,732
Franklin Resources, Inc.	4,000	510,000
Janus Capital Group, Inc.	9,400	265,832
Julius Baer Holding AG (Bearer)	2,188	163,609
KKR Private Equity Investors, LP	2,200	43,560
KKR Private Equity Investors, LP Restricted Depositary Units (e)	4,300	85,140
State Street Corp. (d)	12,267	836,119
T. Rowe Price Group, Inc.	4,100	228,329
The Blackstone Group LP	5,200	130,416
		3,115,498
Diversified Capital Markets - 0.6%
UBS AG (NY Shares)	3,800	202,350
Investment Banking & Brokerage - 7.2%
Bear Stearns Companies, Inc. (d)	3,200	392,992
Charles Schwab Corp.	17,400	375,840
Goldman Sachs Group, Inc.	2,100	455,154
Lazard Ltd. Class A	2,500	106,000
Lehman Brothers Holdings, Inc.	5,000	308,650
Merrill Lynch & Co., Inc.	7,700	548,856
Morgan Stanley	5,910	372,330
		2,559,822
TOTAL CAPITAL MARKETS		5,877,670
COMMERCIAL BANKS - 12.8%
Diversified Banks - 8.7%
ICICI Bank Ltd. sponsored ADR	2,500	131,800
U.S. Bancorp, Delaware	12,900	419,637
Wachovia Corp.	14,797	742,070
Wells Fargo & Co.	50,300	1,791,686
		3,085,193
Regional Banks - 4.1%
Cathay General Bancorp	4,383	141,176
Center Financial Corp., California	6,100	84,851
Colonial Bancgroup, Inc.	4,100	88,642
Commerce Bancorp, Inc.	4,000	155,120
Nara Bancorp, Inc.	4,200	65,604
PNC Financial Services Group, Inc.	8,700	592,470
SVB Financial Group (a)	5,100	241,536
Wintrust Financial Corp.	400	17,076
Zions Bancorp	900	61,803
		1,448,278
TOTAL COMMERCIAL BANKS		4,533,471

	Shares	Value
CONSUMER FINANCE - 3.5%
Consumer Finance - 3.5%
American Express Co.	12,740	$ 756,374
Capital One Financial Corp. (d)	3,700	245,791
Discover Financial Services (a)	4,255	88,504
Dollar Financial Corp. (a)	5,110	145,788
		1,236,457
DIVERSIFIED FINANCIAL SERVICES - 18.5%
Other Diversifed Financial Services - 15.9%
Bank of America Corp.	38,049	1,912,722
Citigroup, Inc.	38,930	1,816,863
JPMorgan Chase & Co.	41,638	1,907,853
		5,637,438
Specialized Finance - 2.6%
CME Group, Inc.	787	462,244
Deutsche Boerse AG	1,900	258,748
JSE Ltd.	3,400	39,490
MarketAxess Holdings, Inc. (a)	9,400	141,000
		901,482
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,538,920
INSURANCE - 32.7%
Insurance Brokers - 1.0%
National Financial Partners Corp. (d)	4,900	259,602
Willis Group Holdings Ltd.	2,300	94,162
		353,764
Life & Health Insurance - 6.8%
AFLAC, Inc.	7,700	439,208
MetLife, Inc.	13,610	949,025
Principal Financial Group, Inc. (d)	6,600	416,394
Prudential Financial, Inc.	6,300	614,754
		2,419,381
Multi-Line Insurance - 7.1%
American International Group, Inc.	28,010	1,894,877
Assurant, Inc.	2,700	144,450
Hartford Financial Services Group, Inc.	5,060	468,303
		2,507,630
Property & Casualty Insurance - 9.6%
ACE Ltd.	20,550	1,244,714
AMBAC Financial Group, Inc.	1,500	94,365
Argo Group International Holdings, Ltd. (a)	4,044	175,954
Aspen Insurance Holdings Ltd.	15,500	432,605
Axis Capital Holdings Ltd.	10,900	424,119
MBIA, Inc. (d)	5,060	308,913
The Travelers Companies, Inc.	7,400	372,516
United America Indemnity Ltd. Class A (a)	8,200	176,382
XL Capital Ltd. Class A	2,300	182,160
		3,411,728
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Reinsurance - 8.2%
Endurance Specialty Holdings Ltd.	16,960	$ 704,688
Everest Re Group Ltd.	2,400	264,576
Greenlight Capital Re, Ltd.	100	2,028
IPC Holdings Ltd.	8,800	253,880
Max Capital Group Ltd.	12,199	342,060
Montpelier Re Holdings Ltd.	5,200	92,040
PartnerRe Ltd.	1,500	118,485
Platinum Underwriters Holdings Ltd.	31,500	1,132,740
		2,910,497
TOTAL INSURANCE		11,603,000
REAL ESTATE INVESTMENT TRUSTS - 5.3%
Mortgage REITs - 0.8%
Annaly Capital Management, Inc.	18,000	286,740
Residential REITs - 1.1%
Equity Lifestyle Properties, Inc.	4,400	227,920
UDR, Inc.	7,000	170,240
		398,160
Retail REITs - 3.4%
CBL & Associates Properties, Inc.	2,600	91,130
Developers Diversified Realty Corp.	8,100	452,547
General Growth Properties, Inc.	8,000	428,960
Simon Property Group, Inc.	2,200	220,000
		1,192,637
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,877,537
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Management & Development - 1.1%
Mitsubishi Estate Co. Ltd.	14,000	398,941
THRIFTS & MORTGAGE FINANCE - 9.0%
Thrifts & Mortgage Finance - 9.0%
BankUnited Financial Corp. Class A	11,300	175,602
Countrywide Financial Corp.	16,812	319,596
Fannie Mae	17,650	1,073,297
FirstFed Financial Corp., Delaware (a)(d)	3,600	178,380
Freddie Mac	12,100	714,021
Hudson City Bancorp, Inc.	17,179	264,213
MGIC Investment Corp.	1,000	32,310

	Shares	Value
Radian Group, Inc.	2,400	$ 55,872
Washington Mutual, Inc. (d)	10,700	377,817
		3,191,108
TOTAL COMMON STOCKS (Cost $28,200,854)		35,257,104
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 5.12% (b)	171,703	171,703
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	2,979,973	2,979,973
TOTAL MONEY MARKET FUNDS (Cost $3,151,676)		3,151,676
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $31,352,530)	38,408,780
NET OTHER ASSETS - (8.4)%	(2,982,165)
NET ASSETS - 100%	$ 35,426,615
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,140 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,184
Fidelity Securities Lending Cash Central Fund	4,250
Total	$ 10,434
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $31,464,507. Net unrealized appreciation aggregated $6,944,273, of which $7,751,524 related to appreciated investment securities and $807,251 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Indexed securities are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

September 30, 2007

1.808784.103

VIPGR-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 9.1%
Household Durables - 0.9%
Centex Corp.	2,100	$ 55,797
Garmin Ltd.	1,200	143,280
		199,077
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)(d)	3,000	279,450
Blue Nile, Inc. (a)	600	56,472
		335,922
Media - 1.2%
Time Warner, Inc.	14,750	270,810
Multiline Retail - 1.8%
JCPenney Co., Inc.	4,300	272,491
Target Corp.	1,700	108,069
		380,560
Specialty Retail - 0.9%
Casual Male Retail Group, Inc. (a)(d)	21,275	190,624
Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc. (a)	7,200	340,344
Crocs, Inc. (a)	900	60,525
G-III Apparel Group Ltd. (a)	5,300	104,357
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	1,200	71,784
		577,010
TOTAL CONSUMER DISCRETIONARY		1,954,003
CONSUMER STAPLES - 8.4%
Beverages - 2.4%
Molson Coors Brewing Co. Class B	3,100	308,977
PepsiCo, Inc.	2,800	205,128
		514,105
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	4,500	276,165
Food Products - 1.1%
Ralcorp Holdings, Inc. (a)	500	27,910
Tyson Foods, Inc. Class A	11,400	203,490
		231,400
Household Products - 1.5%
Procter & Gamble Co.	4,700	330,598
Personal Products - 2.1%
Avon Products, Inc.	12,100	454,113
TOTAL CONSUMER STAPLES		1,806,381
ENERGY - 6.8%
Energy Equipment & Services - 4.0%
National Oilwell Varco, Inc. (a)	2,273	328,449

	Shares	Value
Oceaneering International, Inc. (a)	1,700	$ 128,860
Schlumberger Ltd. (NY Shares)	3,900	409,500
		866,809
Oil, Gas & Consumable Fuels - 2.8%
Canadian Natural Resources Ltd.	1,000	75,978
EOG Resources, Inc.	1,000	72,330
Exxon Mobil Corp.	1,200	111,072
Suncor Energy, Inc.	800	75,986
Ultra Petroleum Corp. (a)	1,300	80,652
Valero Energy Corp.	2,700	181,386
		597,404
TOTAL ENERGY		1,464,213
FINANCIALS - 4.8%
Capital Markets - 3.7%
Goldman Sachs Group, Inc.	400	86,696
Janus Capital Group, Inc. (d)	10,600	299,768
Lazard Ltd. Class A	1,100	46,640
Lehman Brothers Holdings, Inc.	2,000	123,460
Northern Trust Corp.	1,800	119,286
State Street Corp.	1,800	122,688
		798,538
Diversified Financial Services - 1.1%
CME Group, Inc.	400	234,940
JSE Ltd.	200	2,323
		237,263
TOTAL FINANCIALS		1,035,801
HEALTH CARE - 16.8%
Biotechnology - 5.1%
Alexion Pharmaceuticals, Inc. (a)	1,100	71,665
Alkermes, Inc. (a)	600	11,040
Alnylam Pharmaceuticals, Inc. (a)	7,200	235,944
Amylin Pharmaceuticals, Inc. (a)	3,800	190,000
Cougar Biotechnology, Inc. (a)	1,100	28,050
CSL Ltd.	2,935	279,575
Gilead Sciences, Inc. (a)	3,700	151,219
PDL BioPharma, Inc. (a)	4,700	101,567
Theravance, Inc. (a)	1,300	33,917
		1,102,977
Health Care Equipment & Supplies - 6.8%
Becton, Dickinson & Co.	2,800	229,740
C.R. Bard, Inc.	3,100	273,389
HemoSense, Inc. (a)	26,400	395,472
I-Flow Corp. (a)	900	16,731
Inverness Medical Innovations, Inc. (a)	3,500	193,620
St. Jude Medical, Inc. (a)	6,600	290,862
Zoll Medical Corp. (a)	2,400	62,208
		1,462,022
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.0%
athenahealth, Inc.	100	$ 3,391
Health Care Technology - 1.6%
Cerner Corp. (a)	4,188	250,484
Eclipsys Corp. (a)	4,100	95,612
		346,096
Life Sciences Tools & Services - 0.3%
Exelixis, Inc. (a)	500	5,295
Illumina, Inc. (a)	1,300	67,444
		72,739
Pharmaceuticals - 3.0%
Allergan, Inc.	3,700	238,539
Merck & Co., Inc.	3,400	175,746
Nastech Pharmaceutical Co., Inc. (a)(d)	17,100	227,601
		641,886
TOTAL HEALTH CARE		3,629,111
INDUSTRIALS - 12.5%
Aerospace & Defense - 2.3%
General Dynamics Corp.	5,800	489,926
Commercial Services & Supplies - 1.4%
Fuel Tech, Inc. (a)	14,125	312,021
Construction & Engineering - 0.8%
Larsen & Toubro Ltd.	300	21,240
Washington Group International, Inc. (a)	1,800	158,058
		179,298
Electrical Equipment - 7.2%
ABB Ltd. sponsored ADR	19,800	519,354
Alstom SA	1,600	325,288
American Superconductor Corp. (a)(d)	10,800	221,184
Bharat Heavy Electricals Ltd.	400	20,544
Q-Cells AG (a)	2,200	224,937
Renewable Energy Corp. AS (a)	5,250	242,001
		1,553,308
Industrial Conglomerates - 0.8%
Siemens AG sponsored ADR	1,200	164,700
TOTAL INDUSTRIALS		2,699,253
INFORMATION TECHNOLOGY - 31.0%
Communications Equipment - 5.4%
Cisco Systems, Inc. (a)	21,000	695,311
F5 Networks, Inc. (a)	1,300	48,347
Juniper Networks, Inc. (a)	5,300	194,033
Research In Motion Ltd. (a)	2,200	216,810
		1,154,501
Computers & Peripherals - 6.9%
Apple, Inc. (a)	3,500	537,390

	Shares	Value
EMC Corp. (a)	13,000	$ 270,400
Sun Microsystems, Inc. (a)	123,200	691,152
		1,498,942
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	11,000	405,680
Internet Software & Services - 4.5%
Google, Inc. Class A (sub. vtg.) (a)	1,220	692,069
Omniture, Inc. (a)	4,100	124,312
ValueClick, Inc. (a)	6,500	145,990
		962,371
IT Services - 5.8%
Cognizant Technology Solutions Corp. Class A (a)	7,630	608,645
Genpact Ltd.	5,900	100,005
Mastercard, Inc. Class A	3,670	543,050
		1,251,700
Semiconductors & Semiconductor Equipment - 2.9%
Applied Materials, Inc.	16,700	345,690
Intel Corp.	11,200	289,632
		635,322
Software - 3.6%
Adobe Systems, Inc. (a)	2,800	122,248
BladeLogic, Inc.	500	12,820
Nintendo Co. Ltd.	800	415,040
Salesforce.com, Inc. (a)	900	46,188
VMware, Inc. Class A	2,225	189,125
		785,421
TOTAL INFORMATION TECHNOLOGY		6,693,937
MATERIALS - 5.2%
Chemicals - 4.1%
Calgon Carbon Corp. (a)(d)	7,200	100,512
Monsanto Co.	7,200	617,328
Potash Corp. of Saskatchewan, Inc.	1,600	169,120
		886,960
Metals & Mining - 1.1%
Gold Fields Ltd. sponsored ADR	800	14,472
Goldcorp, Inc.	500	15,284
Kinross Gold Corp. (a)	1,000	14,942
Lihir Gold Ltd. (a)	5,100	17,838
Titanium Metals Corp. (a)(d)	5,100	171,156
Yamana Gold, Inc.	1,100	12,996
		246,688
TOTAL MATERIALS		1,133,648
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	8,100	342,711
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.5%
American Tower Corp. Class A (a)	7,000	$ 304,780
Bharti Airtel Ltd. (a)	900	21,667
		326,447
TOTAL TELECOMMUNICATION SERVICES		669,158
UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	9,600	192,384
TOTAL COMMON STOCKS (Cost $17,896,817)		21,277,889
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 5.12% (b)	320,480	320,480
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	925,325	925,325
TOTAL MONEY MARKET FUNDS (Cost $1,245,805)		1,245,805
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $19,142,622)	22,523,694
NET OTHER ASSETS - (4.4)%	(947,775)
NET ASSETS - 100%	$ 21,575,919
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,542
Fidelity Securities Lending Cash Central Fund	7,529
Total	$ 18,071
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $19,184,205. Net unrealized appreciation aggregated $3,339,489, of which $3,720,542 related to appreciated investment securities and $381,053 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

September 30, 2007

1.807727.103

VHC-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BIOTECHNOLOGY - 13.7%
Biotechnology - 13.7%
3SBio, Inc. sponsored ADR	19,200	$ 277,056
Alexion Pharmaceuticals, Inc. (a)	1,400	91,210
Alnylam Pharmaceuticals, Inc. (a)	16,400	537,428
Amgen, Inc. (a)	30,725	1,738,113
Amylin Pharmaceuticals, Inc. (a)	6,800	340,000
Arena Pharmaceuticals, Inc. (a)(d)	4,200	45,990
Biogen Idec, Inc. (a)	6,947	460,795
Celgene Corp. (a)	20,620	1,470,412
Cephalon, Inc. (a)	4,300	314,158
Cougar Biotechnology, Inc. (a)	500	12,750
CSL Ltd.	3,990	380,070
CytRx Corp. (a)	19,500	67,470
deCODE genetics, Inc. (a)(d)	17,838	61,898
Genentech, Inc. (a)	6,214	484,816
Genmab AS (a)	600	37,301
Genzyme Corp. (a)	9,700	601,012
Gilead Sciences, Inc. (a)	55,500	2,268,285
Grifols SA	2,792	64,100
GTx, Inc. (a)(d)	19,300	314,204
Human Genome Sciences, Inc. (a)	5,900	60,711
Isis Pharmaceuticals, Inc. (a)(d)	6,314	94,521
MannKind Corp. (a)	1,700	16,456
Memory Pharmaceuticals Corp. (a)	74,581	132,754
Molecular Insight Pharmaceuticals, Inc.	8,300	56,357
Myriad Genetics, Inc. (a)	1,700	88,655
ONYX Pharmaceuticals, Inc. (a)	1,600	69,632
OREXIGEN Therapeutics, Inc.	1,800	23,778
OSI Pharmaceuticals, Inc. (a)	4,092	139,087
PDL BioPharma, Inc. (a)	7,943	171,648
Progenics Pharmaceuticals, Inc. (a)	4,801	106,150
Theravance, Inc. (a)	5,400	140,886
Vertex Pharmaceuticals, Inc. (a)	5,400	207,414
Zymogenetics, Inc. (a)	2,100	27,405
		10,902,522
CHEMICALS - 1.3%
Diversified Chemicals - 0.7%
Bayer AG sponsored ADR	6,791	538,866
Fertilizers & Agricultural Chemicals - 0.5%
Agrium, Inc.	800	43,584
Monsanto Co.	1,600	137,184
Potash Corp. of Saskatchewan, Inc.	1,800	190,260
		371,028
Specialty Chemicals - 0.1%
Lonza Group AG	810	88,365
TOTAL CHEMICALS		998,259

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.1%
Specialized Consumer Services - 0.1%
Service Corp. International	7,000	$ 90,300
FOOD & STAPLES RETAILING - 0.5%
Drug Retail - 0.5%
CVS Caremark Corp.	10,842	429,668
FOOD PRODUCTS - 1.4%
Agricultural Products - 0.4%
Bunge Ltd.	800	85,960
Nutreco Holding NV	2,600	183,786
		269,746
Packaged Foods & Meats - 1.0%
BioMar Holding AS	1,500	65,994
Cermaq ASA	18,600	345,019
Leroy Seafood Group ASA	3,600	82,137
Marine Harvest ASA (a)	257,000	327,030
		820,180
TOTAL FOOD PRODUCTS		1,089,926
HEALTH CARE EQUIPMENT & SUPPLIES - 15.6%
Health Care Equipment - 13.1%
American Medical Systems Holdings, Inc. (a)	9,300	157,635
ArthroCare Corp. (a)	4,671	261,062
Aspect Medical Systems, Inc. (a)(d)	27,400	371,818
Baxter International, Inc.	31,820	1,790,830
Beckman Coulter, Inc.	600	44,256
Becton, Dickinson & Co.	28,700	2,354,835
BioLase Technology, Inc. (a)(d)	6,400	43,776
C.R. Bard, Inc.	17,700	1,560,963
Covidien Ltd. (a)	8,800	365,200
Electro-Optical Sciences, Inc. (a)	28,520	156,860
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(f)	7,563	19,273
warrants 8/2/12 (a)(f)	1,900	4,848
Gen-Probe, Inc. (a)	15,300	1,018,674
Golden Meditech Co. Ltd.	76,000	34,804
Gyrus Group PLC (a)	8,500	66,529
Hologic, Inc. (a)	1,200	73,200
I-Flow Corp. (a)	18,871	350,812
Integra LifeSciences Holdings Corp. (a)	4,900	238,042
Intuitive Surgical, Inc. (a)	312	71,760
Kinetic Concepts, Inc. (a)	300	16,884
Medtronic, Inc.	3,100	174,871
Meridian Bioscience, Inc.	400	12,128
NeuroMetrix, Inc. (a)	7,900	68,967
Northstar Neuroscience, Inc. (a)	21,600	241,056
Orthofix International NV (a)	900	44,073
Quidel Corp. (a)	2,300	44,988
Respironics, Inc. (a)	7,800	374,634
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Sirona Dental Systems, Inc. (a)	3,065	$ 109,329
Stryker Corp.	3,400	233,784
The Spectranetics Corp. (a)	7,091	95,587
ThermoGenesis Corp. (a)	14,749	32,890
		10,434,368
Health Care Supplies - 2.5%
Cooper Companies, Inc.	2,057	107,828
Inverness Medical Innovations, Inc. (a)	29,331	1,622,591
Omega Pharma SA	2,200	192,938
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	32,000	82,163
		2,005,520
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		12,439,888
HEALTH CARE PROVIDERS & SERVICES - 19.4%
Health Care Distributors & Services - 3.2%
Chindex International, Inc. (a)	700	16,898
Henry Schein, Inc. (a)	3,100	188,604
McKesson Corp.	27,900	1,640,241
Profarma Distribuidora de Produtos Farmaceuticos SA	36,000	707,038
		2,552,781
Health Care Facilities - 4.2%
Acibadem Saglik Hizmetleri AS	38,888	289,969
Apollo Hospitals Enterprise Ltd.	11,417	139,719
Bangkok Dusit Medical Service PCL (For. Reg.)	63,900	74,129
Brookdale Senior Living, Inc. (d)	24,703	983,426
Bumrungrad Hospital PCL (For. Reg.)	150,800	196,944
Community Health Systems, Inc. (a)	2,400	75,456
Emeritus Corp. (a)	16,069	435,470
LifePoint Hospitals, Inc. (a)	13,182	395,592
Raffles Medical Group Ltd.	7,000	7,115
Southern Cross Healthcare Group	3,900	40,700
Sun Healthcare Group, Inc. (a)	29,338	490,238
Tenet Healthcare Corp. (a)	8,500	28,560
VCA Antech, Inc. (a)	3,180	132,765
		3,290,083
Health Care Services - 4.4%
AMN Healthcare Services, Inc. (a)	2,100	39,333
athenahealth, Inc.	100	3,391
Diagnosticos da America SA	29,200	670,342
Emergency Medical Services Corp. Class A (a)	100	3,025
Express Scripts, Inc. (a)	17,500	976,850
HAPC, Inc.	36,000	210,960

	Shares	Value
HAPC, Inc. warrants 4/11/11 (a)	13,400	$ 3,886
Health Grades, Inc. (a)	40,866	241,109
Healthways, Inc. (a)	1,487	80,253
HMS Holdings Corp. (a)	5,000	123,050
LHC Group, Inc. (a)(d)	19,414	416,819
Matria Healthcare, Inc. (a)	500	13,080
Nighthawk Radiology Holdings, Inc. (a)	20,497	502,381
Omnicare, Inc.	7,069	234,196
Rural/Metro Corp. (a)	1,600	5,168
		3,523,843
Managed Health Care - 7.6%
Health Net, Inc. (a)	8,000	432,400
Healthspring, Inc. (a)	4,500	87,750
Humana, Inc. (a)	20,554	1,436,314
UnitedHealth Group, Inc.	66,370	3,214,299
WellPoint, Inc. (a)	11,400	899,688
		6,070,451
TOTAL HEALTH CARE PROVIDERS & SERVICES		15,437,158
HEALTH CARE TECHNOLOGY - 1.8%
Health Care Technology - 1.8%
Allscripts Healthcare Solutions, Inc. (a)	18,000	486,540
Cerner Corp. (a)	8,770	524,534
Eclipsys Corp. (a)	14,633	341,242
SXC Health Solutions Corp. (a)	1,100	17,498
Vital Images, Inc. (a)	3,700	72,224
		1,442,038
INSURANCE - 1.0%
Life & Health Insurance - 1.0%
Universal American Financial Corp. (a)	34,276	781,836
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
WebMD Health Corp. Class A (a)	5,222	272,066
LIFE SCIENCES TOOLS & SERVICES - 8.2%
Life Sciences Tools & Services - 8.2%
AMAG Pharmaceuticals, Inc. (a)	8,751	500,556
Applera Corp. - Applied Biosystems Group	7,600	263,264
Bruker BioSciences Corp. (a)	49,474	435,371
Covance, Inc. (a)	3,400	264,860
Exelixis, Inc. (a)	41,100	435,249
Illumina, Inc. (a)	5,704	295,924
Luminex Corp. (a)	3,465	52,252
Millipore Corp. (a)(d)	7,550	572,290
PerkinElmer, Inc.	39,522	1,154,438
Pharmaceutical Product Development, Inc.	4,100	145,304
QIAGEN NV (a)	13,100	254,271
Thermo Fisher Scientific, Inc. (a)	25,775	1,487,733
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Third Wave Technologies, Inc. (a)	4,299	$ 37,100
Waters Corp. (a)	9,400	629,048
		6,527,660
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Pall Corp.	1,400	54,460
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Bare Escentuals, Inc.	5,272	131,115
Hengan International Group Co. Ltd.	50,000	187,809
Natura Cosmeticos SA	6,500	77,837
		396,761
PHARMACEUTICALS - 34.0%
Pharmaceuticals - 34.0%
Abbott Laboratories	14,000	750,680
Adams Respiratory Therapeutics, Inc. (a)	5,095	196,361
Allergan, Inc. (d)	32,400	2,088,828
Aurobindo Pharma Ltd.	4,061	61,565
Barr Pharmaceuticals, Inc. (a)	12,100	688,611
BioMimetic Therapeutics, Inc. (a)	26,945	359,446
Bristol-Myers Squibb Co.	85,900	2,475,638
China Shineway Pharmaceutical Group Ltd.	192,000	138,310
Collagenex Pharmaceuticals, Inc. (a)	4,600	41,308
Eczacibasi ILAC Sanayi TAS (a)	10,000	43,082
Elan Corp. PLC sponsored ADR (a)	9,300	195,672
Endo Pharmaceuticals Holdings, Inc. (a)	6,000	186,060
Forest Laboratories, Inc. (a)	1,400	52,206
Jazz Pharmaceuticals, Inc. (a)	4,100	45,920
Johnson & Johnson	79,419	5,217,828
Merck & Co., Inc.	117,880	6,093,215
Nexmed, Inc. (a)	19,100	31,515
Novo Nordisk AS Series B sponsored ADR	400	48,416
Pfizer, Inc.	17,740	433,388
Schering-Plough Corp.	107,300	3,393,899
Shire PLC sponsored ADR (d)	13,600	1,006,128
Sirtris Pharmaceuticals, Inc.	400	6,832
Stada Arzneimittel AG (d)	2,200	143,464
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,800	124,516
Wyeth	62,420	2,780,811
XenoPort, Inc. (a)	9,900	465,795
		27,069,494

	Shares	Value
SOFTWARE - 0.1%
Systems Software - 0.1%
Quality Systems, Inc.	1,852	$ 67,839
WATER UTILITIES - 0.2%
Water Utilities - 0.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR (d)	3,200	158,080
TOTAL COMMON STOCKS (Cost $63,202,258)		78,157,955
Convertible Bonds - 0.1%
Principal Amount
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (e) (Cost $86,000)	$ 86,000	110,080
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 5.12% (b)	1,145,601	1,145,601
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	4,823,392	4,823,392
TOTAL MONEY MARKET FUNDS (Cost $5,968,993)		5,968,993
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $69,257,251)	84,237,028
NET OTHER ASSETS - (5.9)%	(4,708,601)
NET ASSETS - 100%	$ 79,528,427
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,080 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $24,121 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 1
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 2
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,322
Fidelity Securities Lending Cash Central Fund	37,943
Total	$ 68,265
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $69,483,834. Net unrealized appreciation aggregated $14,753,194, of which $16,010,509 related to appreciated investment securities and $1,257,315 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Industrials Portfolio

September 30, 2007

1.807737.103

VCY-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
AEROSPACE & DEFENSE - 19.5%
Aerospace & Defense - 19.5%
General Dynamics Corp.	16,900	$ 1,427,543
Honeywell International, Inc.	49,400	2,937,818
Lockheed Martin Corp.	20,100	2,180,649
Raytheon Co.	26,200	1,672,084
Rockwell Collins, Inc.	5,900	430,936
Spirit AeroSystems Holdings, Inc. Class A	12,200	475,068
United Technologies Corp.	60,099	4,836,768
		13,960,866
AIR FREIGHT & LOGISTICS - 1.0%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	9,700	526,613
Panalpina Welttransport Holding AG	1,310	218,305
		744,918
AIRLINES - 1.7%
Airlines - 1.7%
Delta Air Lines, Inc. (a)	18,795	337,370
UAL Corp. (a)	7,100	330,363
US Airways Group, Inc. (a)	19,900	522,375
		1,190,108
AUTO COMPONENTS - 1.0%
Auto Parts & Equipment - 1.0%
Johnson Controls, Inc.	6,200	732,282
AUTOMOBILES - 1.3%
Automobile Manufacturers - 1.3%
DaimlerChrysler AG	9,400	941,880
BUILDING PRODUCTS - 1.6%
Building Products - 1.6%
Lennox International, Inc.	9,400	317,720
Masco Corp.	37,020	857,753
		1,175,473
CHEMICALS - 3.1%
Fertilizers & Agricultural Chemicals - 0.7%
Agrium, Inc.	9,200	501,213
Industrial Gases - 1.7%
Airgas, Inc.	23,200	1,197,816
Specialty Chemicals - 0.7%
Albemarle Corp.	1,250	55,250
Ecolab, Inc.	10,400	490,880
		546,130
TOTAL CHEMICALS		2,245,159

	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 7.2%
Diversified Commercial & Professional Services - 2.5%
Equifax, Inc.	11,300	$ 430,756
The Brink's Co.	23,835	1,331,900
		1,762,656
Environmental & Facility Services - 4.7%
Allied Waste Industries, Inc. (a)	102,900	1,311,975
Casella Waste Systems, Inc. Class A (a)	9,200	115,368
Fuel Tech, Inc. (a)	11,500	254,035
Stericycle, Inc. (a)	1,300	74,308
Waste Connections, Inc. (a)	11,800	374,768
Waste Management, Inc.	32,700	1,234,098
		3,364,552
TOTAL COMMERCIAL SERVICES & SUPPLIES		5,127,208
CONSTRUCTION & ENGINEERING - 5.0%
Construction & Engineering - 5.0%
Chicago Bridge & Iron Co. NV (NY Shares)	12,600	542,556
Fluor Corp.	4,200	604,716
Great Lakes Dredge & Dock Corp. (a)	3,200	28,032
Jacobs Engineering Group, Inc. (a)	6,200	468,596
Outotec Oyj	2,500	176,468
Quanta Services, Inc. (a)	15,047	397,993
Shaw Group, Inc. (a)	24,100	1,400,210
		3,618,571
ELECTRICAL EQUIPMENT - 8.5%
Electrical Components & Equipment - 5.5%
AMETEK, Inc.	10,950	473,259
Cooper Industries Ltd. Class A	17,700	904,293
Emerson Electric Co.	39,300	2,091,546
General Cable Corp. (a)	3,800	255,056
Genlyte Group, Inc. (a)	3,700	237,762
		3,961,916
Heavy Electrical Equipment - 3.0%
ABB Ltd. sponsored ADR	30,500	800,015
Alstom SA	3,400	691,236
Suzlon Energy Ltd.	6,550	239,655
Vestas Wind Systems AS (a)	5,000	395,007
		2,125,913
TOTAL ELECTRICAL EQUIPMENT		6,087,829
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
Electronic Equipment & Instruments - 0.6%
Itron, Inc. (a)	4,300	400,201
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.4%
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	6,200	262,198
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 17.8%
Industrial Conglomerates - 17.8%
3M Co.	28,700	$ 2,685,746
General Electric Co.	191,319	7,920,607
Siemens AG sponsored ADR	8,600	1,180,350
Tyco International Ltd.	22,781	1,010,110
		12,796,813
MACHINERY - 18.9%
Construction & Farm Machinery & Heavy Trucks - 6.0%
Bucyrus International, Inc. Class A	12,160	886,829
Cummins, Inc.	10,400	1,330,056
Navistar International Corp. (a)	5,100	314,670
Oshkosh Truck Co.	14,000	867,580
PACCAR, Inc.	10,055	857,189
		4,256,324
Industrial Machinery - 12.9%
Danaher Corp.	25,500	2,109,105
Donaldson Co., Inc.	9,500	396,720
Eaton Corp.	10,318	1,021,895
Flowserve Corp.	10,600	807,508
Harsco Corp.	1,500	88,905
IDEX Corp.	11,700	425,763
Illinois Tool Works, Inc.	26,700	1,592,388
Ingersoll-Rand Co. Ltd. Class A	18,100	985,907
Pall Corp.	10,000	389,000
SPX Corp.	10,202	944,297
Sulzer AG (Reg.)	347	497,779
		9,259,267
TOTAL MACHINERY		13,515,591
MARINE - 0.6%
Marine - 0.6%
Kirby Corp. (a)	10,500	463,470
METALS & MINING - 1.8%
Diversified Metals & Mining - 0.9%
Titanium Metals Corp. (a)(d)	19,670	660,125
Steel - 0.9%
Carpenter Technology Corp.	2,400	312,024
Reliance Steel & Aluminum Co.	5,041	285,018
		597,042
TOTAL METALS & MINING		1,257,167
ROAD & RAIL - 7.8%
Railroads - 4.2%
Burlington Northern Santa Fe Corp.	16,700	1,355,539
Union Pacific Corp.	14,600	1,650,676
		3,006,215

	Shares	Value
Trucking - 3.6%
Hertz Global Holdings, Inc.	25,000	$ 568,000
Knight Transportation, Inc.	15,300	263,313
Landstar System, Inc.	12,356	518,581
Old Dominion Freight Lines, Inc. (a)	21,466	514,540
Ryder System, Inc.	15,000	735,000
		2,599,434
TOTAL ROAD & RAIL		5,605,649
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc. Class A (a)	16,632	421,621
TOTAL COMMON STOCKS (Cost $59,245,822)		70,547,004
Nonconvertible Bonds - 0.0%
	Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $15,608)	$ 540,000	32,400
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 5.12% (b)	1,761,862	1,761,862
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	679,000	679,000
TOTAL MONEY MARKET FUNDS (Cost $2,440,862)		2,440,862
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $61,702,292)	73,020,266
NET OTHER ASSETS - (1.8)%	(1,314,866)
NET ASSETS - 100%	$ 71,705,400
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,755
Fidelity Securities Lending Cash Central Fund	3,606
Total	$ 29,361
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $61,799,567. Net unrealized appreciation aggregated $11,220,699, of which $12,566,836 related to appreciated investment securities and $1,346,137 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
International Capital Appreciation Portfolio

September 30, 2007

1.822576.102

VIPCAP-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.7%
	Shares	Value
Argentina - 2.2%
Cresud S.A.C.I.F. y A. sponsored ADR	37,262	$ 846,593
Inversiones y Representaciones SA sponsored GDR (a)	17,800	282,486
Pampa Holding SA (a)	691,289	605,797
Pampa Holding SA GDR (a)(e)	1,800	39,435
TOTAL ARGENTINA		1,774,311
Australia - 0.0%
Newcrest Mining Ltd.	1,316	32,712
Canada - 20.8%
Abitibi-Consolidated, Inc. (a)	867,300	1,534,890
Absolut Resources Corp. (a)	111,000	64,736
Aquiline Resources, Inc. (a)	163,600	1,677,949
Aquiline Resources, Inc. (a)(e)	32,400	332,308
Canadian Natural Resources Ltd.	16,300	1,238,439
Canfor Corp. (a)	122,000	1,355,556
Catalyst Paper Corp. (a)	862,700	1,639,520
European Goldfields Ltd. (a)	235,400	1,387,073
Guyana Goldfields, Inc. (a)	41,100	409,140
IAMGOLD Corp.	187,100	1,627,366
Meridian Gold, Inc. (a)	13,500	446,850
NuVista Energy Ltd. (a)	26,600	367,773
ProEx Energy Ltd. (a)	51,000	725,128
Saskatchewan Wheat Pool, Inc. (a)	18,800	219,286
Saskatchewan Wheat Pool, Inc. (a)(e)	109,800	1,280,724
Suncor Energy, Inc.	8,200	778,856
Trican Well Service Ltd.	76,500	1,557,692
TOTAL CANADA		16,643,286
Cayman Islands - 1.0%
Apex Silver Mines Ltd. (a)	41,000	797,450
Czech Republic - 2.3%
Philip Morris CR AS	3,550	1,818,176
France - 2.7%
Sanofi-Aventis sponsored ADR	50,400	2,137,968
Germany - 4.3%
E.ON AG	13,900	2,559,129
Lanxess AG	19,300	915,926
TOTAL GERMANY		3,475,055
Hong Kong - 4.6%
Hutchison Whampoa Ltd.	349,000	3,732,942
India - 1.2%
Reliance Industries Ltd.	17,009	985,566
Japan - 22.2%
Aioi Insurance Co. Ltd.	188,000	1,093,080
Kose Corp.	71,600	1,900,775
Kubota Corp.	353,000	2,882,743

	Shares	Value
Kubota Corp. sponsored ADR (d)	11,700	$ 478,062
Millea Holdings, Inc.	27,763	1,109,132
Mitsui Marine & Fire Insurance Co. Ltd.	89,000	1,040,789
Nissin Healthcare Food Service Co.	10,900	151,797
Parco Co. Ltd.	62,900	839,287
Seino Holdings Co. Ltd.	38,200	352,774
SFCG Co. Ltd.	8,070	1,130,179
Shinsei Bank Ltd.	773,000	2,423,669
Takeda Pharamaceutical Co. Ltd.	44,800	3,141,183
Tokyo Steel Manufacturing Co. Ltd.	21,200	329,191
Torii Pharmaceutical Co. Ltd.	8,300	145,931
Tsutsumi Jewelry Co. Ltd.	15,300	371,547
USS Co. Ltd.	5,800	381,147
TOTAL JAPAN		17,771,286
Korea (South) - 0.0%
Samwhan Corp.	760	26,284
Netherlands - 1.9%
Koninklijke Philips Electronics NV	33,600	1,509,984
Philippines - 1.4%
DMCI Holdings, Inc.	2,218,000	446,544
Semirara Mining Corp.	847,700	647,028
TOTAL PHILIPPINES		1,093,572
South Africa - 5.1%
Gold Fields Ltd.	25,900	468,531
Gold Fields Ltd. sponsored ADR	202,100	3,655,989
TOTAL SOUTH AFRICA		4,124,520
Switzerland - 2.5%
Actelion Ltd. (Reg.) (a)	36,599	2,027,776
Taiwan - 2.5%
Taiwan Mobile Co. Ltd.	1,462,000	1,989,055
United Kingdom - 1.4%
Benfield Group PLC	187,773	1,114,268
United States of America - 6.6%
Bowater, Inc. (d)	81,400	1,214,488
Deere & Co.	200	29,684
Synthes, Inc.	17,311	1,937,571
Virgin Media, Inc.	86,085	2,089,283
TOTAL UNITED STATES OF AMERICA		5,271,026
TOTAL COMMON STOCKS (Cost $63,440,801)		66,325,237
Nonconvertible Preferred Stocks - 1.6%

Italy - 1.6%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $1,282,615)	32,800	1,263,333
Government Obligations - 4.7%
		Principal Amount	Value
Finland - 1.9%
Finnish Government 0.3% 10/18/07	JPY	171,700,000	$ 1,493,726
Japan - 1.9%
Japan Government 0.6503% 11/5/07	JPY	180,000,000	1,565,956
Switzerland - 0.9%
Switzerland Confederation 4.25% 1/8/08	CHF	860,000	742,061
TOTAL GOVERNMENT OBLIGATIONS (Cost $3,646,661)			3,801,743
Money Market Funds - 12.0%
	Shares
Fidelity Cash Central Fund, 5.12% (b)	7,968,611	7,968,611
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	1,629,000	1,629,000
TOTAL MONEY MARKET FUNDS (Cost $9,597,611)		9,597,611
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $77,967,688)	80,987,924
NET OTHER ASSETS - (1.0)%	(831,037)
NET ASSETS - 100%	$ 80,156,887
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
477,869 AUD	Oct. 2007	$ 423,911	$ 23,911
473,140 CHF	Oct. 2007	406,973	6,973
1,367,084 EUR	Oct. 2007	1,950,377	50,377
640,830 GBP	Oct. 2007	1,310,818	10,818
136,525,200 JPY	Oct. 2007	1,190,835	(9,165)
		$ 5,282,914	$ 82,914
(Payable Amount $5,200,000)

The value of contracts to buy as a percentage of net assets - 6.5%
Currency Abbreviations
AUD	-	Australian dollar
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,652,467 or 2.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 275,766
Fidelity Securities Lending Cash Central Fund	28,077
Total	$ 303,843
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $78,426,499. Net unrealized appreciation aggregated $2,561,425, of which $6,955,729 related to appreciated investment securities and $4,394,304 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Indexed securities are marked-to-market daily based on dealer-supplied valuations. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing service. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Materials Portfolio

September 30, 2007

1.856922.100

VMATP-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
CHEMICALS - 51.6%
Commodity Chemicals - 3.9%
Celanese Corp. Class A	11,300	$ 440,474
Lyondell Chemical Co.	6,400	296,640
		737,114
Diversified Chemicals - 17.7%
Cabot Corp.	2,900	103,037
Dow Chemical Co.	18,300	787,998
E.I. du Pont de Nemours & Co.	27,900	1,382,724
Eastman Chemical Co.	2,600	173,498
FMC Corp.	3,000	156,060
Hercules, Inc.	8,500	178,670
Huntsman Corp.	3,200	84,768
Olin Corp.	4,600	102,948
PPG Industries, Inc.	4,700	355,085
		3,324,788
Fertilizers & Agricultural Chemicals - 10.7%
Agrium, Inc.	3,700	201,575
Monsanto Co.	17,000	1,457,579
The Mosaic Co. (a)	6,600	353,232
		2,012,386
Industrial Gases - 8.9%
Air Products & Chemicals, Inc.	6,300	615,888
Airgas, Inc.	6,400	330,432
Praxair, Inc.	8,500	711,960
		1,658,280
Specialty Chemicals - 10.4%
Albemarle Corp.	4,300	190,060
Chemtura Corp.	6,300	56,007
Cytec Industries, Inc.	1,300	88,907
Ecolab, Inc.	7,700	363,440
H.B. Fuller Co.	5,200	154,336
Lubrizol Corp.	2,800	182,168
Minerals Technologies, Inc.	1,220	81,740
Nalco Holding Co.	7,200	213,480
Rohm & Haas Co.	6,400	356,288
Sigma Aldrich Corp.	3,500	170,590
Valspar Corp.	2,600	70,746
Zoltek Companies, Inc. (a)	641	27,967
		1,955,729
TOTAL CHEMICALS		9,688,297
CONSTRUCTION MATERIALS - 2.4%
Construction Materials - 2.4%
Martin Marietta Materials, Inc.	500	66,775
Polaris Minerals Corp. (a)	10,200	143,590
Polaris Minerals Corp. (a)(c)	6,200	87,280
Vulcan Materials Co.	1,800	160,470
		458,115

	Shares	Value
CONTAINERS & PACKAGING - 4.0%
Metal & Glass Containers - 1.7%
Ball Corp.	1,500	$ 80,625
Crown Holdings, Inc. (a)	2,900	66,004
Owens-Illinois, Inc. (a)	2,700	111,915
Pactiv Corp. (a)	2,200	63,052
		321,596
Paper Packaging - 2.3%
Bemis Co., Inc.	2,200	64,042
Packaging Corp. of America	5,800	168,606
Smurfit-Stone Container Corp. (a)	6,300	73,584
Temple-Inland, Inc.	2,400	126,312
		432,544
TOTAL CONTAINERS & PACKAGING		754,140
INDUSTRIAL CONGLOMERATES - 2.7%
Industrial Conglomerates - 2.7%
3M Co.	5,400	505,332
METALS & MINING - 25.4%
Aluminum - 4.0%
Alcoa, Inc.	19,400	758,928
Diversified Metals & Mining - 7.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	9,100	954,499
Rio Tinto PLC sponsored ADR	300	103,020
Titanium Metals Corp. (a)	7,800	261,768
		1,319,287
Gold - 2.4%
Goldcorp, Inc.	5,800	177,295
Newmont Mining Corp.	6,200	277,326
		454,621
Steel - 12.0%
Allegheny Technologies, Inc.	2,100	230,895
ArcelorMittal SA (NY Shares) Class A	2,600	203,736
Carpenter Technology Corp.	1,700	221,017
Commercial Metals Co.	2,300	72,795
Nucor Corp.	8,600	511,442
Reliance Steel & Aluminum Co.	5,400	305,316
Ryerson Tull, Inc.	3,600	121,464
Steel Dynamics, Inc.	6,300	294,210
United States Steel Corp.	2,700	286,038
		2,246,913
TOTAL METALS & MINING		4,779,749
OIL, GAS & CONSUMABLE FUELS - 1.6%
Coal & Consumable Fuels - 1.6%
Cameco Corp.	1,600	73,814
Coalcorp Mining, Inc. (a)	18,271	59,709
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
CONSOL Energy, Inc.	1,700	$ 79,220
Peabody Energy Corp.	1,700	81,379
		294,122
PAPER & FOREST PRODUCTS - 4.7%
Forest Products - 2.5%
Deltic Timber Corp.	1,600	91,072
Weyerhaeuser Co.	5,100	368,730
		459,802
Paper Products - 2.2%
Glatfelter	5,965	88,521
International Paper Co.	7,400	265,438
MeadWestvaco Corp.	2,300	67,919
		421,878
TOTAL PAPER & FOREST PRODUCTS		881,680
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Specialized REITs - 0.5%
Potlatch Corp.	2,100	94,563
TOTAL COMMON STOCKS (Cost $16,134,564)		17,455,998
Money Market Funds - 6.5%
	Shares	Value
Fidelity Cash Central Fund, 5.12% (b) (Cost $1,221,048)	1,221,048	$ 1,221,048
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $17,355,612)	18,677,046
NET OTHER ASSETS - 0.6%	118,937
NET ASSETS - 100%	$ 18,795,983
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,280 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,148
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $17,398,161. Net unrealized appreciation aggregated $1,278,885, of which $1,733,815 related to appreciated investment securities and $454,930 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

September 30, 2007

1.808791.103

VIPRE-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Diversified Commercial & Professional Services - 0.9%
Corrections Corp. of America (a)	51,200	$ 1,339,904
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Health Care Facilities - 1.3%
Brookdale Senior Living, Inc.	15,500	617,055
Capital Senior Living Corp. (a)	55,200	464,784
Emeritus Corp. (a)	14,400	390,240
Sun Healthcare Group, Inc. (a)	28,100	469,551
TOTAL HEALTH CARE FACILITIES		1,941,630
HOTELS, RESTAURANTS & LEISURE - 1.8%
Hotels, Resorts & Cruise Lines - 1.8%
Gaylord Entertainment Co. (a)	19,600	1,043,112
Starwood Hotels & Resorts Worldwide, Inc.	24,500	1,488,375
TOTAL HOTELS, RESORTS & CRUISE LINES		2,531,487
HOUSEHOLD DURABLES - 0.0%
Homebuilding - 0.0%
Standard Pacific Corp.	3,500	19,215
REAL ESTATE INVESTMENT TRUSTS - 90.0%
Industrial REITs - 1.4%
DCT Industrial Trust, Inc.	185,200	1,939,044
REITs - Apartments - 19.5%
Apartment Investment & Management Co. Class A	42,400	1,913,512
Archstone-Smith Trust	64,600	3,885,044
AvalonBay Communities, Inc.	45,400	5,359,924
BRE Properties, Inc. Class A	73,300	4,099,669
Equity Residential (SBI)	121,200	5,134,032
GMH Communities Trust	81,500	631,625
Home Properties, Inc.	95,300	4,972,754
Pennsylvania (REIT) (SBI)	46,200	1,799,028
TOTAL REITS - APARTMENTS		27,795,588
REITs - Factory Outlets - 1.8%
Tanger Factory Outlet Centers, Inc.	63,700	2,585,583
REITs - Health Care Facilities - 1.0%
Healthcare Realty Trust, Inc.	40,300	1,074,398

	Shares	Value
Senior Housing Properties Trust (SBI)	13,100	$ 288,986
Ventas, Inc.	1,900	78,660
TOTAL REITS - HEALTH CARE FACILITIES		1,442,044
REITs - Hotels - 7.4%
Host Hotels & Resorts, Inc.	205,647	4,614,719
LaSalle Hotel Properties (SBI)	76,000	3,198,080
Strategic Hotel & Resorts, Inc.	132,000	2,717,880
TOTAL REITS - HOTELS		10,530,679
REITs - Industrial Buildings - 12.6%
Duke Realty LP	51,520	1,741,891
ProLogis Trust	137,816	9,144,092
Public Storage	91,040	7,160,296
TOTAL REITS - INDUSTRIAL BUILDINGS		18,046,279
REITs - Malls - 15.5%
General Growth Properties, Inc.	158,051	8,474,695
Simon Property Group, Inc.	124,540	12,453,999
Taubman Centers, Inc.	22,000	1,204,500
TOTAL REITS - MALLS		22,133,194
REITs - Management/Investment - 1.0%
Equity Lifestyle Properties, Inc.	20,541	1,064,024
Unibail-Rodamco	1,600	411,806
TOTAL REITS - MANAGEMENT/INVESTMENT		1,475,830
REITs - Office Buildings - 17.0%
Alexandria Real Estate Equities, Inc.	47,700	4,591,602
American Financial Realty Trust (SBI)	156,300	1,258,215
Boston Properties, Inc.	47,800	4,966,420
Corporate Office Properties Trust (SBI)	98,100	4,083,903
Highwoods Properties, Inc. (SBI)	91,800	3,366,306
Kilroy Realty Corp.	51,000	3,092,130
SL Green Realty Corp.	25,600	2,989,312
TOTAL REITS - OFFICE BUILDINGS		24,347,888
REITs - Shopping Centers - 11.6%
Developers Diversified Realty Corp.	72,100	4,028,227
Equity One, Inc.	12,100	329,120
Inland Real Estate Corp.	202,900	3,142,921
Kimco Realty Corp.	62,515	2,826,303
Vornado Realty Trust	56,800	6,211,080
TOTAL REITS - SHOPPING CENTERS		16,537,651
Residential REITs - 1.0%
UDR, Inc.	58,600	1,425,152
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Specialized REITs - 0.2%
HCP, Inc.	6,700	$ 222,239
TOTAL REAL ESTATE INVESTMENT TRUSTS		128,481,171
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.7%
Real Estate Management & Development - 3.7%
Brookfield Properties Corp.	194,450	4,841,805
Grubb & Ellis Co. (a)	44,600	414,780
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,256,585
TOTAL COMMON STOCKS (Cost $110,213,794)		139,569,992
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 5.12% (b) (Cost $1,354,390)	1,354,390	$ 1,354,390
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $111,568,184)	140,924,382
NET OTHER ASSETS - 1.3%	1,874,812
NET ASSETS - 100%	$ 142,799,194
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 116,818
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $112,026,936. Net unrealized appreciation aggregated $28,897,446, of which $33,271,417 related to appreciated investment securities and $4,373,971 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

September 30, 2007

1.807723.103

VTC-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.3%
Diversified Commercial & Professional Services - 1.0%
China Security & Surveillance Technology, Inc. (a)	28,500	$ 692,550
Equifax, Inc.	1,000	38,120
Intermap Technologies Corp. (a)	40,000	249,372
		980,042
Human Resource & Employment Services - 0.3%
Kenexa Corp. (a)	7,800	240,084
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,220,126
COMMUNICATIONS EQUIPMENT - 27.5%
Communications Equipment - 27.5%
AAC Acoustic Technology Holdings, Inc. (a)	286,000	352,816
Adtran, Inc.	7,900	181,937
ADVA AG Optical Networking (a)	21,525	185,703
Airvana, Inc.	53,100	321,255
AudioCodes Ltd. (a)	43,550	238,219
Avocent Corp. (a)	30,600	891,072
Balda AG (a)	15,400	148,233
Blue Coat Systems, Inc. (a)	7,400	582,824
Cisco Systems, Inc. (a)	242,700	8,035,794
CommScope, Inc. (a)	1,600	80,384
Comtech Group, Inc. (a)	53,199	968,754
Comverse Technology, Inc. (a)	19,170	379,566
CyberTAN Technology, Inc.	30,000	106,634
Delta Networks, Inc.	195,000	82,778
ECI Telecom Ltd. (a)	23,582	234,877
Extreme Networks, Inc. (a)	35,700	137,088
F5 Networks, Inc. (a)	88,026	3,273,687
Finisar Corp. (a)	88,129	246,761
Foundry Networks, Inc. (a)	29,000	515,330
Foxconn International Holdings Ltd. (a)	271,000	742,528
Harris Stratex Networks, Inc. Class A (a)	19,900	347,653
Infinera Corp.	200	4,030
Ixia (a)	32,700	285,144
Juniper Networks, Inc. (a)	49,996	1,830,354
Mogem Co. Ltd.	31,554	207,222
Motorola, Inc.	38,000	704,140
Nokia Corp. sponsored ADR	17,500	663,775
Opnext, Inc.	17,609	204,264
Powerwave Technologies, Inc. (a)	115,000	708,400
RADWARE Ltd. (a)	4,903	76,928
Research In Motion Ltd. (a)	34,290	3,379,280
Riverbed Technology, Inc.	2,500	100,975
Sonus Networks, Inc. (a)	77,600	473,360
Starent Networks Corp.	100	2,111
		26,693,876
COMPUTERS & PERIPHERALS - 14.8%
Computer Hardware - 7.4%
Apple, Inc. (a)	29,145	4,474,923

	Shares	Value
Concurrent Computer Corp. (a)	143,236	$ 186,207
Cray, Inc. (a)	52,700	379,440
Diebold, Inc.	14,300	649,506
Foxconn Technology Co. Ltd.	14,000	162,157
High Tech Computer Corp.	6,500	95,304
Palm, Inc. (a)	19,900	323,773
Sun Microsystems, Inc. (a)	163,100	914,991
		7,186,301
Computer Storage & Peripherals - 7.4%
ASUSTeK Computer, Inc.	119,178	362,628
Brocade Communications Systems, Inc. (a)	113,400	970,704
Data Domain, Inc.	300	9,285
EMC Corp. (a)	78,900	1,641,120
Innolux Display Corp.	32,235	138,284
Netezza Corp.	26,700	334,017
Network Appliance, Inc. (a)	96,000	2,583,360
SanDisk Corp. (a)	21,800	1,201,180
		7,240,578
TOTAL COMPUTERS & PERIPHERALS		14,426,879
DIVERSIFIED CONSUMER SERVICES - 0.9%
Education Services - 0.9%
New Oriental Education & Technology Group, Inc. sponsored ADR	13,000	865,280
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
Alternative Carriers - 0.0%
Aruba Networks, Inc.	900	18,000
ELECTRICAL EQUIPMENT - 1.3%
Electrical Components & Equipment - 1.3%
Evergreen Solar, Inc. (a)(d)	30,803	275,071
General Cable Corp. (a)	900	60,408
Neo-Neon Holdings Ltd.	380,000	493,706
Q-Cells AG	200	20,449
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	6,800	271,320
Superior Essex, Inc. (a)	4,960	184,909
		1,305,863
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.9%
Electronic Equipment & Instruments - 1.3%
Chi Mei Optoelectronics Corp.	150,080	174,292
Chunghwa Picture Tubes LTD. (a)	514,000	146,475
Cognex Corp.	1,400	24,864
Cyntec Co. Ltd.	45,076	82,182
ENE Technology, Inc.	7,000	39,252
Motech Industries, Inc.	19,400	211,031
Motech Industries, Inc. GDR (a)(e)	8,482	92,170
National Instruments Corp.	7,392	253,767
Tektronix, Inc.	5,100	141,474
Vishay Intertechnology, Inc. (a)	9,700	126,391
		1,291,898
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
Electronic Manufacturing Services - 2.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	97,848	$ 737,570
Jabil Circuit, Inc.	32,400	740,016
KEMET Corp. (a)	28,832	211,915
Molex, Inc.	9,200	247,756
Trimble Navigation Ltd. (a)	6,100	239,181
TTM Technologies, Inc. (a)	4,500	52,065
		2,228,503
Technology Distributors - 0.3%
Mellanox Technologies Ltd.	14,100	275,373
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,795,774
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	100	3,391
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Cerner Corp. (a)	3,600	215,316
HOUSEHOLD DURABLES - 1.9%
Consumer Electronics - 1.9%
Directed Electronics, Inc. (a)	8,772	35,000
Harman International Industries, Inc.	2,300	198,996
Tele Atlas NV (a)	56,894	1,655,069
		1,889,065
Household Appliances - 0.0%
iRobot Corp. (a)	100	1,988
TOTAL HOUSEHOLD DURABLES		1,891,053
INTERNET & CATALOG RETAIL - 0.0%
Catalog Retail - 0.0%
Acorn International, Inc. sponsored ADR	100	2,067
INTERNET SOFTWARE & SERVICES - 8.5%
Internet Software & Services - 8.5%
Akamai Technologies, Inc. (a)	11,400	327,522
Equinix, Inc. (a)	2,800	248,332
Google, Inc. Class A (sub. vtg.) (a)	10,550	5,984,699
Greenfield Online, Inc. (a)	10,300	157,075
Internap Network Services Corp. (a)	6,100	86,437
LivePerson, Inc. (a)	38,900	239,624
Omniture, Inc. (a)	21,900	664,008
Openwave Systems, Inc.	32,533	142,495
Switch & Data Facilities Co., Inc.	300	4,887
TechTarget, Inc.	300	5,070
Visual Sciences, Inc. (a)(d)	25,105	362,516
		8,222,665

	Shares	Value
IT SERVICES - 2.7%
Data Processing & Outsourced Services - 0.8%
ExlService Holdings, Inc.	9,300	$ 197,718
The Western Union Co.	16,900	354,393
WNS Holdings Ltd. ADR (a)	10,000	172,000
		724,111
IT Consulting & Other Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	15,500	1,236,435
RightNow Technologies, Inc. (a)	33,052	531,807
Satyam Computer Services Ltd. sponsored ADR	4,600	119,094
		1,887,336
TOTAL IT SERVICES		2,611,447
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Hi-P International Ltd.	441,000	210,763
Shin Zu Shing Co. Ltd.	11,250	85,491
		296,254
MEDIA - 0.4%
Advertising - 0.4%
Focus Media Holding Ltd. ADR (a)(d)	6,500	377,130
Publishing - 0.0%
Gemstar-TV Guide International, Inc. (a)	178	1,239
TOTAL MEDIA		378,369
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Management & Development - 0.1%
Move, Inc. (a)	25,400	70,104
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.6%
Semiconductor Equipment - 2.2%
Applied Materials, Inc.	28,800	596,160
ASML Holding NV (NY Shares) (a)	10,900	358,174
FormFactor, Inc. (a)	5,600	248,472
Global Unichip Corp.	20,317	158,751
LTX Corp. (a)	43,300	154,581
PDF Solutions, Inc. (a)	1,700	16,796
Rudolph Technologies, Inc. (a)	4,180	57,809
Tessera Technologies, Inc. (a)	13,700	513,750
		2,104,493
Semiconductors - 19.4%
Advanced Analog Technology, Inc.	48,260	242,520
Advanced Micro Devices, Inc. (a)(d)	138,564	1,829,045
Altera Corp.	20,500	493,640
Anpec Electronics Corp.	33,509	111,919
Applied Micro Circuits Corp. (a)	117,500	371,300
Atheros Communications, Inc. (a)	14,200	425,574
Atmel Corp. (a)	68,600	353,976
AuthenTec, Inc.	14,100	141,000
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Broadcom Corp. Class A (a)	51,477	$ 1,875,822
Cavium Networks, Inc.	21,900	711,750
Cypress Semiconductor Corp. (a)	25,000	730,250
Elan Microelectronics Corp.	20,000	45,105
Faraday Technology Corp.	30,000	99,280
Formosa Epitaxy, Inc. (a)	93,000	122,537
Global Mixed-mode Technology, Inc.	44,600	334,825
Hittite Microwave Corp. (a)	12,700	560,705
Infineon Technologies AG sponsored ADR (a)	50,200	862,436
Lanoptics Ltd. (a)	14,300	269,698
Marvell Technology Group Ltd. (a)	185,400	3,034,998
Maxim Integrated Products, Inc.	5,000	146,750
MediaTek, Inc.	10,000	180,175
Micrel, Inc.	6,700	72,360
Micron Technology, Inc. (a)	32,500	360,750
Microsemi Corp. (a)	3,500	97,580
Mindspeed Technologies, Inc. (a)	422,210	700,869
Monolithic Power Systems, Inc. (a)	11,400	289,560
MoSys, Inc. (a)	3,300	23,298
NVIDIA Corp. (a)	9,150	331,596
Omnivision Technologies, Inc. (a)	16,300	370,499
PLX Technology, Inc. (a)	4,600	49,680
PMC-Sierra, Inc. (a)	130,100	1,091,539
Richtek Technology Corp.	72,950	867,308
Semtech Corp. (a)	15,500	317,440
Silicon Laboratories, Inc. (a)	6,624	276,618
SiRF Technology Holdings, Inc. (a)	18,800	401,380
Supertex, Inc. (a)	6,700	267,196
Taiwan Semiconductor Co. Ltd.	61,000	127,664
Taiwan Semiconductor Manufacturing Co. Ltd.	414	807
Volterra Semiconductor Corp. (a)	9,600	117,888
Xilinx, Inc.	7,900	206,506
		18,913,843
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		21,018,336
SOFTWARE - 10.5%
Application Software - 4.7%
Ansys, Inc. (a)	11,800	403,206
BladeLogic, Inc.	3,600	92,304
Concur Technologies, Inc. (a)	7,800	245,856
Global Digital Creations Holdings Ltd. (a)	340,000	124,649
Informatica Corp. (a)	16,155	253,634
NAVTEQ Corp. (a)	14,800	1,153,956
Salesforce.com, Inc. (a)	18,400	944,288
Smith Micro Software, Inc. (a)	56,600	908,996
Synopsys, Inc. (a)	4,900	132,692

	Shares	Value
Taleo Corp. Class A (a)	400	$ 10,164
Ulticom, Inc. (a)	35,093	284,253
		4,553,998
Home Entertainment Software - 2.2%
Gameloft (a)	32,800	272,218
Nintendo Co. Ltd.	3,300	1,712,040
Perfect World Co. Ltd. sponsored ADR Class B	200	5,462
THQ, Inc. (a)	3,600	89,928
		2,079,648
Systems Software - 3.6%
Moldflow Corp. (a)	9,600	184,896
Oracle Corp. (a)	43,900	950,435
Quality Systems, Inc.	5,400	197,802
Sandvine Corp. (a)	69,300	468,272
Sandvine Corp. (United Kingdom) (a)	81,788	531,364
Sourcefire, Inc.	100	908
VMware, Inc. Class A	14,100	1,198,500
		3,532,177
TOTAL SOFTWARE		10,165,823
TOTAL COMMON STOCKS (Cost $78,128,025)		93,200,623
Convertible Bonds - 0.1%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $120,000)	$ 120,000	128,758
Money Market Funds - 7.4%
	Shares
Fidelity Cash Central Fund, 5.12% (b)	5,030,111	5,030,111
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	2,123,825	2,123,825
TOTAL MONEY MARKET FUNDS (Cost $7,153,936)		7,153,936
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $85,401,961)	100,483,317
NET OTHER ASSETS - (3.4)%	(3,312,519)
NET ASSETS - 100%	$ 97,170,798
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $92,170 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,402
Fidelity Securities Lending Cash Central Fund	19,903
Total	$ 77,305
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $85,714,543. Net unrealized appreciation aggregated $14,768,774, of which $18,446,647 related to appreciated investment securities and $3,677,873 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications Portfolio

September 30, 2007

1.856920.100

VTELP-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.8%
Communications Equipment - 2.8%
Juniper Networks, Inc. (a)	300	$ 10,983
Sonus Networks, Inc. (a)	700	4,270
Starent Networks Corp.	17,004	358,954
		374,207
DIVERSIFIED TELECOMMUNICATION SERVICES - 57.6%
Alternative Carriers - 14.6%
Aruba Networks, Inc.	13,705	274,100
Cable & Wireless PLC	47,600	179,219
Cogent Communications Group, Inc. (a)	8,100	189,054
Global Crossing Ltd. (a)	3,600	75,888
Level 3 Communications, Inc. (a)	141,300	657,045
PAETEC Holding Corp. (a)	2,000	24,940
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	27,000	593,190
		1,993,436
Integrated Telecommunication Services - 43.0%
AT&T, Inc.	70,900	2,999,780
BT Group PLC	103	647
Cbeyond, Inc. (a)	1,486	60,614
Cincinnati Bell, Inc. (a)	14,700	72,618
FairPoint Communications, Inc.	3,100	58,466
NeuStar, Inc. Class A (a)	1,300	44,577
NTELOS Holdings Corp.	9,600	282,816
Qwest Communications International, Inc. (a)	130,300	1,193,548
Telefonica SA	1,800	50,268
Telefonica SA sponsored ADR	1,800	150,804
Telenor ASA	1,800	36,240
Telenor ASA sponsored ADR	100	6,040
Verizon Communications, Inc.	20,200	894,456
Windstream Corp.	1,000	14,120
		5,864,994
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		7,858,430
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Manufacturing Services - 0.1%
Trimble Navigation Ltd. (a)	200	7,842
INTERNET SOFTWARE & SERVICES - 3.1%
Internet Software & Services - 3.1%
Google, Inc. Class A (sub. vtg.) (a)	30	17,018
SAVVIS, Inc. (a)	10,600	411,068
		428,086

	Shares	Value
MEDIA - 0.1%
Broadcasting & Cable TV - 0.1%
Virgin Media, Inc.	500	$ 12,135
SOFTWARE - 10.2%
Application Software - 7.7%
Smith Micro Software, Inc. (a)	9,400	150,964
Synchronoss Technologies, Inc. (a)	21,237	893,228
		1,044,192
Home Entertainment Software - 2.3%
Gameloft (a)	32,714	271,504
Glu Mobile, Inc.	5,189	47,064
		318,568
Systems Software - 0.2%
Sandvine Corp. (a)	4,600	31,083
TOTAL SOFTWARE		1,393,843
WIRELESS TELECOMMUNICATION SERVICES - 18.7%
Wireless Telecommunication Services - 18.7%
America Movil SAB de CV Series L sponsored ADR	1,600	102,400
American Tower Corp. Class A (a)	9,100	396,214
Bharti Airtel Ltd. (a)	11,619	279,718
Centennial Communications Corp. Class A (a)	2,600	26,312
Clearwire Corp.	400	9,776
Crown Castle International Corp. (a)	11,000	446,930
Dobson Communications Corp. Class A (a)	400	5,116
InPhonic, Inc. (a)	1,000	2,750
Leap Wireless International, Inc. (a)	1,500	122,055
MetroPCS Communications, Inc.	1,057	28,835
NII Holdings, Inc. (a)	300	24,645
Orascom Telecom Holding SAE unit	800	52,320
Rural Cellular Corp. Class A (a)	400	17,400
SBA Communications Corp. Class A (a)	12,236	431,686
Sprint Nextel Corp.	18,600	353,400
Vodafone Group PLC sponsored ADR	6,900	250,470
		2,550,027
TOTAL COMMON STOCKS (Cost $11,850,554)		12,624,570
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 5.12% (b) (Cost $646,453)	646,453	$ 646,453
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $12,497,007)	13,271,023
NET OTHER ASSETS - 2.7%	364,370
NET ASSETS - 100%	$ 13,635,393
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,343
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $12,513,746. Net unrealized appreciation aggregated $757,277, of which $1,144,018 related to appreciated investment securities and $386,741 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Utilities Portfolio

September 30, 2007

1.807738.103

VUT-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.5%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	25,600	$ 254,720
ELECTRIC UTILITIES - 45.8%
Electric Utilities - 45.8%
Allegheny Energy, Inc.	81,400	4,253,964
American Electric Power Co., Inc.	107,800	4,967,424
DPL, Inc.	28,400	745,784
Edison International	72,600	4,025,670
Entergy Corp.	71,500	7,742,735
Exelon Corp. (d)	155,000	11,680,799
FirstEnergy Corp.	70,320	4,454,069
FPL Group, Inc.	80,400	4,894,752
Great Plains Energy, Inc.	19,500	561,795
ITC Holdings Corp.	9,700	480,635
Northeast Utilities	36,300	1,037,091
Pepco Holdings, Inc.	40,400	1,094,032
PPL Corp.	180,500	8,357,150
Reliant Energy, Inc. (a)	73,700	1,886,720
Sierra Pacific Resources	52,400	824,252
		57,006,872
GAS UTILITIES - 6.6%
Gas Utilities - 6.6%
Energen Corp.	16,100	919,632
Equitable Resources, Inc.	29,200	1,514,604
National Fuel Gas Co.	18,700	875,347
Questar Corp.	39,000	2,048,670
Southern Union Co.	92,100	2,865,231
		8,223,484
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 25.2%
Independent Power Producers & Energy Traders - 25.2%
AES Corp. (a)	425,350	8,524,014
Constellation Energy Group, Inc.	91,900	7,884,101
Dynegy, Inc. Class A (a)	117,500	1,085,700
Mirant Corp. (a)	60,200	2,448,936
NRG Energy, Inc. (a)	115,200	4,871,808
TXU Corp.	96,680	6,619,680
		31,434,239
MULTI-UTILITIES - 22.1%
Multi-Utilities - 22.1%
Ameren Corp.	66,600	3,496,500

	Shares	Value
CenterPoint Energy, Inc. (d)	93,500	$ 1,498,805
CMS Energy Corp. (d)	170,710	2,871,342
DTE Energy Co.	41,700	2,019,948
PG&E Corp.	99,300	4,746,540
Public Service Enterprise Group, Inc.	62,100	5,464,179
Sempra Energy	78,300	4,550,796
Wisconsin Energy Corp.	25,900	1,166,277
Xcel Energy, Inc.	81,900	1,764,126
		27,578,513
WATER UTILITIES - 0.6%
Water Utilities - 0.6%
Aqua America, Inc. (d)	33,400	757,512
TOTAL COMMON STOCKS (Cost $109,061,861)		125,255,340
Money Market Funds - 11.6%

Fidelity Cash Central Fund, 5.12% (b)	149,747	149,747
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	14,324,375	14,324,375
TOTAL MONEY MARKET FUNDS (Cost $14,474,122)		14,474,122
TOTAL INVESTMENT PORTFOLIO - 112.1% (Cost $123,535,983)	139,729,462
NET OTHER ASSETS - (12.1)%	(15,107,271)
NET ASSETS - 100%	$ 124,622,191
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 235,835
Fidelity Securities Lending Cash Central Fund	15,288
Total	$ 251,123
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $123,740,296. Net unrealized appreciation aggregated $15,989,166, of which $17,575,994 related to appreciated investment securities and $1,586,828 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

September 30, 2007

1.808797.103

VVL-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.7%
Automobiles - 0.7%
General Motors Corp. (d)	9,300	$ 341,310
Renault SA	1,700	246,347
		587,657
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corp.	5,540	301,764
Household Durables - 1.2%
Bassett Furniture Industries, Inc.	4,961	51,495
Beazer Homes USA, Inc.	7,466	61,595
KB Home	24,500	613,970
Standard Pacific Corp. (d)	25,200	138,348
Whirlpool Corp.	1,700	151,470
		1,016,878
Leisure Equipment & Products - 0.7%
Brunswick Corp.	6,300	144,018
Eastman Kodak Co.	8,420	225,319
Mattel, Inc.	9,700	227,562
		596,899
Media - 1.5%
News Corp. Class A	14,800	325,452
Regal Entertainment Group Class A	10,700	234,865
Time Warner, Inc.	39,500	725,220
		1,285,537
Multiline Retail - 0.6%
Retail Ventures, Inc. (a)	8,300	86,403
Sears Holdings Corp. (a)(d)	2,800	356,160
Tuesday Morning Corp.	5,300	47,647
		490,210
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	5,800	194,648
Home Depot, Inc.	5,850	189,774
PETsMART, Inc.	6,900	220,110
Ross Stores, Inc.	10,500	269,220
Staples, Inc.	8,000	171,920
Williams-Sonoma, Inc.	7,200	234,864
		1,280,536
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	6,600	226,578
TOTAL CONSUMER DISCRETIONARY		5,786,059
CONSUMER STAPLES - 7.4%
Food & Staples Retailing - 1.0%
Rite Aid Corp. (a)(d)	37,900	175,098
SUPERVALU, Inc.	4,600	179,446
Wal-Mart Stores, Inc.	6,500	283,725
Winn-Dixie Stores, Inc. (a)	11,700	219,024
		857,293
Food Products - 2.1%
Cermaq ASA	11,200	207,754

	Shares	Value
Chiquita Brands International, Inc. (a)(d)	13,000	$ 205,790
Marine Harvest ASA (a)	256,000	325,758
Nestle SA (Reg.)	1,861	832,984
Tyson Foods, Inc. Class A	10,400	185,640
		1,757,926
Household Products - 2.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	16,500	148,170
Procter & Gamble Co.	27,500	1,934,350
		2,082,520
Tobacco - 1.9%
Altria Group, Inc.	9,100	632,723
British American Tobacco PLC sponsored ADR	14,200	1,022,116
		1,654,839
TOTAL CONSUMER STAPLES		6,352,578
ENERGY - 16.5%
Energy Equipment & Services - 3.1%
Exterran Holdings, Inc. (a)	1,847	148,388
National Oilwell Varco, Inc. (a)	7,163	1,035,054
Smith International, Inc.	14,600	1,042,440
Transocean, Inc. (a)	4,000	452,200
		2,678,082
Oil, Gas & Consumable Fuels - 13.4%
Chesapeake Energy Corp.	6,700	236,242
ConocoPhillips	42,280	3,710,916
CONSOL Energy, Inc.	8,000	372,800
EnCana Corp.	3,700	228,808
EOG Resources, Inc.	10,800	781,164
EXCO Resources, Inc. (a)	9,800	162,092
Exxon Mobil Corp.	24,100	2,230,696
Occidental Petroleum Corp.	15,600	999,648
Quicksilver Resources, Inc. (a)	10,400	489,320
Suncor Energy, Inc.	3,300	313,442
Ultra Petroleum Corp. (a)	15,900	986,436
Uranium One, Inc. (a)	9,800	129,583
Valero Energy Corp.	14,300	960,674
		11,601,821
TOTAL ENERGY		14,279,903
FINANCIALS - 31.0%
Capital Markets - 4.1%
Ares Capital Corp.	9,700	157,819
Bear Stearns Companies, Inc.	3,500	429,835
Charles Schwab Corp.	7,968	172,109
Franklin Resources, Inc.	1,900	242,250
Goldman Sachs Group, Inc.	1,900	411,806
Julius Baer Holding AG (Bearer)	3,191	238,609
KKR Private Equity Investors, LP	12,838	254,192
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
KKR Private Equity Investors, LP Restricted Depositary Units (e)	1,700	$ 33,660
Legg Mason, Inc.	2,900	244,441
Lehman Brothers Holdings, Inc.	6,500	401,245
Nomura Holdings, Inc.	6,200	103,230
State Street Corp.	12,494	851,591
		3,540,787
Commercial Banks - 2.8%
Associated Banc-Corp.	6,058	179,499
Commerce Bancorp, Inc.	8,800	341,264
HSBC Holdings PLC sponsored ADR	3,700	342,620
Mizuho Financial Group, Inc.	20	112,936
Siam City Bank PCL NVDR	271,400	140,195
Sterling Financial Corp., Washington	6,700	180,297
Unicredito Italiano SpA	25,000	213,900
Wachovia Corp.	18,201	912,780
		2,423,491
Consumer Finance - 0.2%
Discover Financial Services (a)	6,750	140,400
Diversified Financial Services - 11.1%
Bank of America Corp.	76,008	3,820,922
Citigroup, Inc.	76,800	3,584,256
JPMorgan Chase & Co.	46,696	2,139,611
		9,544,789
Insurance - 8.5%
ACE Ltd.	13,820	837,077
AMBAC Financial Group, Inc.	5,585	351,352
American International Group, Inc.	44,560	3,014,484
Argo Group International Holdings, Ltd. (a)	4,952	215,462
Assurant, Inc.	4,600	246,100
Everest Re Group Ltd.	2,500	275,600
Hartford Financial Services Group, Inc.	5,900	546,045
IPC Holdings Ltd.	19,338	557,901
Max Capital Group Ltd.	9,949	278,970
Montpelier Re Holdings Ltd.	17,100	302,670
Platinum Underwriters Holdings Ltd.	11,300	406,348
Principal Financial Group, Inc.	5,100	321,759
		7,353,768
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	2,500	240,650
Annaly Capital Management, Inc.	18,400	293,112
Developers Diversified Realty Corp.	2,700	150,849
Duke Realty LP	3,500	118,335
General Growth Properties, Inc.	3,370	180,699
Home Properties, Inc.	3,300	172,194
		1,155,839
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	5,800	161,472

	Shares	Value
Thrifts & Mortgage Finance - 2.8%
BankUnited Financial Corp. Class A	13,953	$ 216,830
Countrywide Financial Corp.	17,800	338,378
Fannie Mae	15,610	949,244
FirstFed Financial Corp., Delaware (a)(d)	3,800	188,290
Hudson City Bancorp, Inc.	15,800	243,004
New York Community Bancorp, Inc.	12,900	245,745
Washington Federal, Inc.	10,000	262,600
		2,444,091
TOTAL FINANCIALS		26,764,637
HEALTH CARE - 6.1%
Biotechnology - 1.5%
Amgen, Inc. (a)	16,800	950,376
Biogen Idec, Inc. (a)	2,800	185,724
PDL BioPharma, Inc. (a)	5,400	116,694
		1,252,794
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	3,800	311,790
C.R. Bard, Inc.	2,700	238,113
Covidien Ltd. (a)	6,982	289,753
		839,656
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc.	6,200	246,822
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	3,500	202,020
Pharmaceuticals - 3.1%
Endo Pharmaceuticals Holdings, Inc. (a)	6,600	204,666
Johnson & Johnson	12,400	814,680
Merck & Co., Inc.	24,300	1,256,067
MGI Pharma, Inc. (a)	9,100	252,798
Wyeth	3,660	163,053
		2,691,264
TOTAL HEALTH CARE		5,232,556
INDUSTRIALS - 10.4%
Aerospace & Defense - 3.5%
General Dynamics Corp.	10,700	903,829
Honeywell International, Inc.	12,300	731,481
Raytheon Co.	5,800	370,156
United Technologies Corp.	12,200	981,856
		2,987,322
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	3,900	292,890
Airlines - 0.3%
Delta Air Lines, Inc. (a)	7,400	132,830
US Airways Group, Inc. (a)	3,200	84,000
		216,830
Building Products - 0.1%
Masco Corp.	5,300	122,801
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.8%
Allied Waste Industries, Inc. (a)	23,800	$ 303,450
Robert Half International, Inc.	5,300	158,258
The Brink's Co.	4,500	251,460
		713,168
Construction & Engineering - 0.3%
Fluor Corp.	2,000	287,960
Industrial Conglomerates - 3.7%
General Electric Co.	67,040	2,775,456
Siemens AG sponsored ADR	3,000	411,750
		3,187,206
Machinery - 0.9%
Bucyrus International, Inc. Class A	3,600	262,548
Oshkosh Truck Co.	4,400	272,668
Sulzer AG (Reg.)	137	196,530
		731,746
Road & Rail - 0.5%
Knight Transportation, Inc.	12,000	206,520
Ryder System, Inc.	4,100	200,900
		407,420
TOTAL INDUSTRIALS		8,947,343
INFORMATION TECHNOLOGY - 6.5%
Communications Equipment - 1.0%
Alcatel-Lucent SA sponsored ADR	17,200	175,096
Comverse Technology, Inc. (a)	7,800	154,440
Motorola, Inc.	29,000	537,370
		866,906
Computers & Peripherals - 2.6%
Hewlett-Packard Co.	21,200	1,055,548
International Business Machines Corp.	5,100	600,780
NCR Corp. (a)	4,900	244,020
Sun Microsystems, Inc. (a)	62,900	352,869
		2,253,217
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	6,400	236,032
Amphenol Corp. Class A	1,200	47,712
Flextronics International Ltd. (a)	15,700	175,526
Motech Industries, Inc.	21,975	239,042
Tyco Electronics Ltd. (a)	6,982	247,372
		945,684
Internet Software & Services - 0.2%
VeriSign, Inc. (a)	5,700	192,318
IT Services - 0.4%
The Western Union Co.	10,500	220,185
Unisys Corp. (a)	26,602	176,105
		396,290

	Shares	Value
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. (a)	14,500	$ 191,400
Analog Devices, Inc.	3,900	141,024
Applied Materials, Inc.	8,200	169,740
Maxim Integrated Products, Inc.	6,100	179,035
Novellus Systems, Inc. (a)	6,400	174,464
ON Semiconductor Corp. (a)	4,100	51,496
Volterra Semiconductor Corp. (a)	8,100	99,468
		1,006,627
TOTAL INFORMATION TECHNOLOGY		5,661,042
MATERIALS - 3.8%
Chemicals - 1.3%
Agrium, Inc.	7,100	386,805
Albemarle Corp.	5,310	234,702
Chemtura Corp.	11,400	101,346
Dyno Nobel Ltd.	69,947	167,658
Ecolab, Inc.	4,300	202,960
		1,093,471
Metals & Mining - 2.5%
Alcoa, Inc.	12,100	473,352
ArcelorMittal SA (NY Shares) Class A	4,200	329,112
Carpenter Technology Corp.	1,800	234,018
Freeport-McMoRan Copper & Gold, Inc. Class B	3,600	377,604
Goldcorp, Inc.	4,200	128,386
Lihir Gold Ltd. (a)	54,383	190,217
Newcrest Mining Ltd.	7,007	174,173
Randgold Resources Ltd. sponsored ADR	3,700	122,988
Reliance Steel & Aluminum Co.	3,300	186,582
		2,216,432
TOTAL MATERIALS		3,309,903
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 6.4%
AT&T, Inc.	101,740	4,304,618
Cincinnati Bell, Inc. (a)	36,400	179,816
Verizon Communications, Inc.	24,000	1,062,720
		5,547,154
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	3,950	171,983
Sprint Nextel Corp.	9,500	180,500
		352,483
TOTAL TELECOMMUNICATION SERVICES		5,899,637
UTILITIES - 4.7%
Electric Utilities - 1.9%
E.ON AG sponsored ADR	3,800	233,206
Entergy Corp.	5,900	638,911
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	9,500	$ 439,850
Reliant Energy, Inc. (a)	12,700	325,120
		1,637,087
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (a)	12,500	250,500
Constellation Energy Group, Inc.	9,000	772,110
NRG Energy, Inc. (a)	8,200	346,778
		1,369,388
Multi-Utilities - 1.2%
CMS Energy Corp.	7,600	127,832
Public Service Enterprise Group, Inc.	7,900	695,121
Sempra Energy	4,300	249,916
		1,072,869
TOTAL UTILITIES		4,079,344
TOTAL COMMON STOCKS (Cost $76,496,258)		86,313,002
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 5.12% (b)	74,527	74,527
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	1,310,250	1,310,250
TOTAL MONEY MARKET FUNDS (Cost $1,384,777)		1,384,777
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $77,881,035)	87,697,779
NET OTHER ASSETS - (1.5)%	(1,308,492)
NET ASSETS - 100%	$ 86,389,287
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,660 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,891
Fidelity Securities Lending Cash Central Fund	3,030
Total	$ 19,921
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $78,077,769. Net unrealized appreciation aggregated $9,620,010, of which $13,567,721 related to appreciated investment securities and $3,947,711 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007